                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07909
              -----------------------------------------------------

                    CREDIT SUISSE SMALL CAP GROWTH FUND, INC.
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                    Credit Suisse Small Cap Growth Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  CAPITAL APPRECIATION FUND

- CREDIT SUISSE
  EMERGING GROWTH FUND

- CREDIT SUISSE
  SMALL CAP GROWTH FUND

- CREDIT SUISSE
  STRATEGIC SMALL CAP FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

     For the 12 months ended October 31, 2003, the Common Class and Advisor Class Shares of Credit Suisse Capital Appreciation Fund (the "Fund") had gains of 17.72% and 17.11%, respectively, versus an increase of 21.82% for the Russell 1000(R) Growth Index.(1) The Fund's Class A Shares(2) (without sales charge), Class B Shares(2) (without contingent deferred sales charge) and Class C Shares(2) (without contingent deferred sales charge) had gains of 17.44%, 16.60% and 16.60%, respectively, for the period.

     The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

     The Fund underperformed its benchmark for the 12 months. The stronger performance of the Fund's benchmark was partly driven by a surge in "second tier" technology companies and other high volatility stocks to which the Fund had less exposure during the period. The uneven nature of the recovery in advertising revenues also hindered some of our media holdings. On the positive side, stocks that aided the Fund's performance included its health-care and producer durables holdings and the technology names that we did own.

     In terms of sector allocation, we remained fairly well diversified, holding a mix of defensive stocks and economically sensitive stocks. We made a gradual shift in favor of the latter in the second half of the period, based on increasing evidence (positive earnings surprises) that the economy was starting to benefit specific companies. One noteworthy overweighting in the Fund (as of October 31, 2003) was the consumer-discretionary area, including media companies. We were about neutrally weighted in the technology sector, and we continue to seek purchase candidates there. We trimmed our exposure to the health-care sector late in the period, as certain holdings rose to approach or reach our sell targets. As a result, the Fund was roughly neutrally weighted there as of the end of the period.

     We have a cautiously positive view on stocks generally. While we are encouraged by the impressive third-quarter Gross Domestic Product growth rate of 8.20% (annualized), and by the amount of monetary and fiscal stimulus in the country, we believe that a number of stocks may have gotten ahead of near-term fundamentals. Hence we will remain highly selective as we seek to increase the Fund's cyclicality on the margin, focusing on company fundamentals.

Jeffrey T. Rose         Marian U. Pardo
Co-Portfolio Manager    Co-Portfolio Manager

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
     CAPITAL APPRECIATION FUND COMMON CLASS SHARES, ADVISOR CLASS SHARES AND
               THE RUSSELL 1000(R) GROWTH INDEX(1) FOR TEN YEARS.

                     CREDIT SUISSE CAPITAL                 CREDIT SUISSE CAPITAL
                 APPRECIATION FUND COMMON CLASS       APPRECIATION FUND ADVISOR CLASS      RUSSELL 1000 GROWTH INDEX(1)
10/31/1993                $   10,000                            $   10,000                        $   10,000
11/30/1993                $    9,621                            $    9,627                        $    9,934
12/31/1993                $   10,002                            $   10,002                        $   10,106
 1/31/1994                $   10,300                            $   10,293                        $   10,339
 2/28/1994                $   10,059                            $   10,051                        $   10,151
 3/31/1994                $    9,440                            $    9,425                        $    9,661
 4/30/1994                $    9,411                            $    9,396                        $    9,706
 5/31/1994                $    9,689                            $    9,674                        $    9,853
 6/30/1994                $    9,404                            $    9,382                        $    9,562
 7/31/1994                $    9,689                            $    9,660                        $    9,889
 8/31/1994                $   10,158                            $   10,123                        $   10,440
 9/30/1994                $   10,044                            $   10,002                        $   10,297
10/31/1994                $   10,165                            $   10,123                        $   10,540
11/30/1994                $    9,724                            $    9,681                        $   10,203
12/31/1994                $    9,715                            $    9,665                        $   10,374
 1/31/1995                $    9,669                            $    9,611                        $   10,595
 2/28/1995                $   10,145                            $   10,080                        $   11,039
 3/31/1995                $   10,636                            $   10,572                        $   11,362
 4/30/1995                $   10,813                            $   10,741                        $   11,611
 5/31/1995                $   11,050                            $   10,979                        $   12,016
 6/30/1995                $   11,548                            $   11,463                        $   12,479
 7/31/1995                $   12,163                            $   12,070                        $   12,998
 8/31/1995                $   12,294                            $   12,193                        $   13,012
 9/30/1995                $   12,579                            $   12,469                        $   13,612
10/31/1995                $   12,610                            $   12,492                        $   13,621
11/30/1995                $   13,171                            $   13,046                        $   14,151
12/31/1995                $   13,417                            $   13,288                        $   14,232
 1/31/1996                $   13,872                            $   13,734                        $   14,708
 2/29/1996                $   14,249                            $   14,101                        $   14,977
 3/31/1996                $   14,529                            $   14,372                        $   14,996
 4/30/1996                $   14,704                            $   14,539                        $   15,391
 5/31/1996                $   14,985                            $   14,810                        $   15,928
 6/30/1996                $   14,801                            $   14,626                        $   15,950
 7/31/1996                $   14,144                            $   13,970                        $   15,016
 8/31/1996                $   14,678                            $   14,495                        $   15,403
 9/30/1996                $   15,598                            $   15,396                        $   16,525
10/31/1996                $   15,720                            $   15,510                        $   16,624
11/30/1996                $   16,684                            $   16,446                        $   17,873
12/31/1996                $   16,539                            $   16,306                        $   17,523
 1/31/1997                $   17,173                            $   16,927                        $   18,752
 2/28/1997                $   17,320                            $   17,063                        $   18,625
 3/31/1997                $   16,675                            $   16,422                        $   17,617
 4/30/1997                $   17,447                            $   17,170                        $   18,787
 5/31/1997                $   18,384                            $   18,083                        $   20,142
 6/30/1997                $   19,067                            $   18,753                        $   20,949
 7/31/1997                $   20,805                            $   20,453                        $   22,801
 8/31/1997                $   19,917                            $   19,569                        $   21,467
 9/30/1997                $   21,244                            $   20,870                        $   22,523
10/31/1997                $   20,590                            $   20,220                        $   21,691
11/30/1997                $   21,147                            $   20,754                        $   22,612
12/31/1997                $   21,730                            $   21,323                        $   22,865
 1/31/1998                $   21,611                            $   21,193                        $   23,549
 2/28/1998                $   23,002                            $   22,551                        $   25,320
 3/31/1998                $   24,156                            $   23,674                        $   26,329
 4/30/1998                $   24,715                            $   24,217                        $   26,694
 5/31/1998                $   24,120                            $   23,626                        $   25,936
 6/30/1998                $   25,393                            $   24,867                        $   27,525
 7/31/1998                $   25,464                            $   24,914                        $   27,342
 8/31/1998                $   21,028                            $   20,567                        $   23,238
 9/30/1998                $   22,503                            $   22,008                        $   25,023
10/31/1998                $   23,216                            $   22,693                        $   27,035
11/30/1998                $   24,727                            $   24,170                        $   29,092
12/31/1998                $   27,328                            $   26,697                        $   31,716
 1/31/1999                $   29,044                            $   28,353                        $   33,579
 2/28/1999                $   27,888                            $   27,216                        $   32,045
 3/31/1999                $   29,293                            $   28,575                        $   33,733
 4/30/1999                $   29,579                            $   28,847                        $   33,776
 5/31/1999                $   28,795                            $   28,068                        $   32,738
 6/30/1999                $   30,611                            $   29,823                        $   35,031
 7/31/1999                $   30,151                            $   29,366                        $   33,918
 8/31/1999                $   30,151                            $   29,353                        $   34,472
 9/30/1999                $   30,474                            $   29,662                        $   33,747
10/31/1999                $   32,103                            $   31,231                        $   36,296
11/30/1999                $   34,167                            $   33,220                        $   38,255
12/31/1999                $   40,515                            $   39,369                        $   42,234
 1/31/2000                $   39,272                            $   38,166                        $   40,253
 2/29/2000                $   44,727                            $   43,431                        $   42,221
 3/31/2000                $   46,218                            $   44,867                        $   45,243
 4/30/2000                $   42,338                            $   41,079                        $   43,089
 5/31/2000                $   40,170                            $   38,959                        $   40,920
 6/30/2000                $   43,166                            $   41,844                        $   44,021
 7/31/2000                $   42,932                            $   41,612                        $   42,185
 8/31/2000                $   47,019                            $   45,550                        $   46,005
 9/30/2000                $   44,244                            $   42,856                        $   41,653
10/31/2000                $   42,214                            $   40,860                        $   39,683
11/30/2000                $   37,657                            $   36,443                        $   33,834
12/31/2000                $   38,391                            $   37,139                        $   32,764
 1/31/2001                $   38,391                            $   37,123                        $   35,029
 2/28/2001                $   34,641                            $   33,483                        $   29,081
 3/31/2001                $   32,093                            $   30,997                        $   25,917
 4/30/2001                $   34,788                            $   33,595                        $   29,195
 5/31/2001                $   34,301                            $   33,114                        $   28,766
 6/30/2001                $   33,051                            $   31,879                        $   28,099
 7/31/2001                $   31,395                            $   30,276                        $   27,396
 8/31/2001                $   28,879                            $   27,838                        $   25,155
 9/30/2001                $   25,372                            $   24,455                        $   22,645
10/31/2001                $   26,346                            $   25,369                        $   23,833
11/30/2001                $   28,814                            $   27,742                        $   26,123
12/31/2001                $   29,043                            $   27,953                        $   26,074
 1/31/2002                $   27,890                            $   26,830                        $   25,614
 2/28/2002                $   26,462                            $   25,451                        $   24,551
 3/31/2002                $   27,144                            $   26,092                        $   25,400
 4/30/2002                $   25,001                            $   24,023                        $   23,327
 5/31/2002                $   24,384                            $   23,414                        $   22,763
 6/30/2002                $   21,884                            $   21,025                        $   20,657
 7/31/2002                $   20,439                            $   19,613                        $   19,521
 8/31/2002                $   20,488                            $   19,661                        $   19,580
 9/30/2002                $   18,848                            $   18,074                        $   17,549
10/31/2002                $   20,341                            $   19,501                        $   19,159
11/30/2002                $   21,121                            $   20,239                        $   20,199
12/31/2002                $   19,725                            $   18,892                        $   18,803
 1/31/2003                $   19,481                            $   18,651                        $   18,346
 2/28/2003                $   19,335                            $   18,507                        $   18,262
 3/31/2003                $   19,432                            $   18,603                        $   18,602
 4/30/2003                $   20,666                            $   19,758                        $   19,976
 5/31/2003                $   21,705                            $   20,736                        $   20,973
 6/30/2003                $   22,290                            $   21,297                        $   21,262
 7/31/2003                $   23,053                            $   22,003                        $   21,792
 8/31/2003                $   23,264                            $   22,211                        $   22,334
 9/30/2003                $   22,647                            $   21,602                        $   22,095
10/31/2003                $   23,945                            $   22,837                        $   23,322

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE CAPITAL APPRECIATION FUND CLASS A, B, C SHARES AND THE
           RUSSELL 1000(R) GROWTH INDEX(1) FROM INCEPTION (11/30/01).

               CREDIT SUISSE CAPITAL APPRECIATION FUND CLASS A          CREDIT SUISSE CAPITAL APPRECIATION FUND CLASS B
                        (WITH MAXIMUM SALES CHARGE)                     (WITH MAXIMUM CONTIGENT DEFERRED SALES CHARGE)
11/30/2001                    $    9,425                                                    $   10,000
12/31/2001                    $    9,496                                                    $   10,068
 1/31/2002                    $    9,119                                                    $    9,663
 2/28/2002                    $    8,652                                                    $    9,161
 3/31/2002                    $    8,869                                                    $    9,387
 4/30/2002                    $    8,168                                                    $    8,637
 5/31/2002                    $    7,961                                                    $    8,417
 6/30/2002                    $    7,149                                                    $    7,555
 7/31/2002                    $    6,676                                                    $    7,043
 8/31/2002                    $    6,692                                                    $    7,060
 9/30/2002                    $    6,150                                                    $    6,485
10/31/2002                    $    6,639                                                    $    6,992
11/30/2002                    $    6,894                                                    $    7,262
12/31/2002                    $    6,437                                                    $    6,772
 1/31/2003                    $    6,352                                                    $    6,682
 2/28/2003                    $    6,304                                                    $    6,626
 3/31/2003                    $    6,336                                                    $    6,660
 4/30/2003                    $    6,740                                                    $    7,071
 5/31/2003                    $    7,074                                                    $    7,420
 6/30/2003                    $    7,265                                                    $    7,617
 7/31/2003                    $    7,510                                                    $    7,865
 8/31/2003                    $    7,579                                                    $    7,939
 9/30/2003                    $    7,377                                                    $    7,719
10/31/2003                    $    7,797                                                    $    7,908

               CREDIT SUISSE CAPITAL APPRECIATION FUND CLASS C
               (WITH MAXIMUM CONTIGENT DEFERRED SALES CHARGE)           RUSSELL 1000 GROWTH INDEX(1)
11/30/2001                     $   10,000                                         $   10,000
12/31/2001                     $   10,068                                         $    9,981
 1/31/2002                     $    9,663                                         $    9,805
 2/28/2002                     $    9,161                                         $    9,398
 3/31/2002                     $    9,387                                         $    9,723
 4/30/2002                     $    8,637                                         $    8,930
 5/31/2002                     $    8,417                                         $    8,714
 6/30/2002                     $    7,550                                         $    7,908
 7/31/2002                     $    7,043                                         $    7,473
 8/31/2002                     $    7,060                                         $    7,495
 9/30/2002                     $    6,485                                         $    6,718
10/31/2002                     $    6,992                                         $    7,334
11/30/2002                     $    7,257                                         $    7,732
12/31/2002                     $    6,772                                         $    7,198
 1/31/2003                     $    6,682                                         $    7,023
 2/28/2003                     $    6,626                                         $    6,991
 3/31/2003                     $    6,654                                         $    7,121
 4/30/2003                     $    7,071                                         $    7,647
 5/31/2003                     $    7,415                                         $    8,029
 6/30/2003                     $    7,612                                         $    8,139
 7/31/2003                     $    7,865                                         $    8,342
 8/31/2003                     $    7,933                                         $    8,550
 9/30/2003                     $    7,713                                         $    8,458
10/31/2003                     $    8,153                                         $    8,934

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003

                                                                SINCE
                          1 YEAR      5 YEARS     10 YEARS    INCEPTION
                          ------      -------     --------    ---------
Common Class(3)           20.16%       0.13%        8.62%       9.29%
Advisor Class(3)          19.52%      (0.37)%       8.09%       8.90%
Class A Without
     Sales Charge         19.95%         --           --      (12.50)%
Class A With Maximum
     Sales Charge         13.02%         --           --      (15.27)%
Class B Without CDSC      19.03%         --           --      (13.16)%
Class B With CDSC         15.03%         --           --      (14.58)%
Class C Without CDSC      18.94%         --           --      (13.19)%
Class C With CDSC         17.94%         --           --      (13.19)%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

                                                                SINCE
                          1 YEAR      5 YEARS     10 YEARS    INCEPTION
                          ------      -------     --------    ---------
Common Class(3)           17.72%       0.62%        9.12%       9.62%
Advisor Class(3)          17.11%       0.13%        8.61%       9.23%
Class A Without
     Sales Charge         17.44%         --           --       (9.41)%
Class A With Maximum
     Sales Charge         10.71%         --           --      (12.16)%
Class B Without CDSC      16.60%         --           --      (10.09)%
Class B With CDSC         12.60%         --           --      (11.50)%
Class C Without CDSC      16.60%         --           --      (10.09)%
Class C With CDSC         15.60%         --           --      (10.09)%

----------
(1) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 10.71%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 12.60%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 15.60%.
(3)  Inception Date: 8/17/87.

CREDIT SUISSE EMERGING GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

     For the 12 months ended October 31, 2003, the Common Class and Advisor Class Shares of Credit Suisse Emerging Growth Fund (the "Fund") had gains of 41.15% and 40.45%, respectively, versus increases of 44.76% for the Russell 2500(TM) Growth Index(1) and 39.30% for the Russell Midcap(R) Growth Index.(2) The Fund's Class A Shares(3) (without sales charge) had a gain of 40.74% for the same period.

     The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

     Within this environment of lowered risk thresholds, emerging-growth stocks performed well in both absolute terms and relative to larger-cap growth stocks and value stocks across the market-capitalization spectrum.

     Stocks that aided the Fund's performance included its consumer, financial-services and producer-durables holdings. On the negative side, relatively speaking, the Fund's underperformance of the Russell 2500 Growth Index was attributable in part to its technology holdings. While the Fund's technology stocks collectively had a strong gain in absolute terms for the period, they lagged the Index's technology component (but outpaced the Russell MidCap Growth Index's technology component).

     We made no dramatic shifts in the Fund's sector allocation, though we did selectively increase our exposure to the technology area in the middle part of the period. Because some of these holdings rallied sharply, we trimmed back the exposure based on our sell discipline. Our technology holdings continued to be roughly evenly divided between software and electronics companies. The other main areas of focus in the Fund remained the consumer-discretionary, financial-services and health-care sectors. Our overweighting in the consumer-discretionary area reflects the number of interesting company-specific opportunities we continue to see here, ranging from media stocks to niche retail names. In the financial-services sector, we favored asset-management and insurance companies. Our bias in the health-care area was toward services companies, such as hospitals and managed-care companies.

     We are generally optimistic that the economy could show sustained, significant growth, aided by the considerable amount of monetary and fiscal stimulus in the system. And since inventories have now declined to noteworthy lows across almost all industries, re-stocking could be another source of growth during the next few quarters; we will monitor this trend carefully. Finally, we note that merger and acquisition activity appears to be picking up again after a long lull. We expect to see a trend in which more large companies acquire smaller, growing companies as they shift their focus away from cost-cutting and toward growth-generating strategies. For our part, we will remain focused on companies we deem to have healthy balance sheets and executable business plans.

     The Credit Suisse Small/Mid-Cap Growth Team

Roger M. Harris
Sammy Oh
Robert S. Janis

     INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING GROWTH FUND COMMON CLASS SHARES, ADVISOR CLASS SHARES, THE RUSSELL 2500(TM) GROWTH INDEX(1), AND THE RUSSELL MIDCAP(R) GROWTH INDEX(2) FOR TEN
                                     YEARS.

              CREDIT SUISSE EMERGING       CREDIT SUISSE EMERGING        RUSSELL 2500(TM)
             GROWTH FUND COMMON CLASS    GROWTH FUND ADVISOR CLASS       GROWTH INDEX(1)      RUSSELL MIDCAP(R) GROWTH INDEX(2)
10/31/1993           $ 10,000                    $ 10,000                    $ 10,000                    $ 10,000
11/30/1993           $  9,583                    $  9,583                    $  9,637                    $  9,767
12/31/1993           $  9,985                    $  9,976                    $ 10,061                    $ 10,159
 1/31/1994           $ 10,280                    $ 10,270                    $ 10,351                    $ 10,421
 2/28/1994           $ 10,110                    $ 10,098                    $ 10,369                    $ 10,331
 3/31/1994           $  9,470                    $  9,456                    $  9,765                    $  9,844
 4/30/1994           $  9,309                    $  9,289                    $  9,754                    $  9,820
 5/31/1994           $  9,094                    $  9,071                    $  9,559                    $  9,835
 6/30/1994           $  8,955                    $  8,927                    $  9,134                    $  9,411
 7/31/1994           $  9,076                    $  9,044                    $  9,333                    $  9,672
 8/31/1994           $  9,613                    $  9,578                    $ 10,019                    $ 10,249
 9/30/1994           $  9,783                    $  9,745                    $ 10,014                    $ 10,080
10/31/1994           $ 10,016                    $  9,971                    $ 10,186                    $ 10,254
11/30/1994           $  9,528                    $  9,483                    $  9,735                    $  9,802
12/31/1994           $  9,842                    $  9,791                    $  9,932                    $  9,939
 1/31/1995           $  9,694                    $  9,637                    $  9,835                    $ 10,059
 2/28/1995           $ 10,191                    $ 10,130                    $ 10,370                    $ 10,594
 3/31/1995           $ 10,468                    $ 10,401                    $ 10,772                    $ 11,014
 4/30/1995           $ 10,764                    $ 10,686                    $ 10,894                    $ 11,107
 5/31/1995           $ 10,889                    $ 10,808                    $ 11,061                    $ 11,380
 6/30/1995           $ 11,824                    $ 11,735                    $ 11,733                    $ 11,898
 7/31/1995           $ 12,697                    $ 12,594                    $ 12,658                    $ 12,647
 8/31/1995           $ 13,158                    $ 13,042                    $ 12,763                    $ 12,786
 9/30/1995           $ 13,847                    $ 13,720                    $ 13,036                    $ 13,070
10/31/1995           $ 13,413                    $ 13,286                    $ 12,576                    $ 12,740
11/30/1995           $ 13,758                    $ 13,621                    $ 13,090                    $ 13,309
12/31/1995           $ 14,390                    $ 14,247                    $ 13,264                    $ 13,316
 1/31/1996           $ 14,191                    $ 14,040                    $ 13,305                    $ 13,552
 2/29/1996           $ 14,732                    $ 14,573                    $ 13,890                    $ 14,064
 3/31/1996           $ 14,984                    $ 14,818                    $ 14,192                    $ 14,175
 4/30/1996           $ 16,238                    $ 16,048                    $ 15,164                    $ 14,860
 5/31/1996           $ 16,451                    $ 16,255                    $ 15,705                    $ 15,163
 6/30/1996           $ 15,839                    $ 15,645                    $ 14,917                    $ 14,705
 7/31/1996           $ 14,129                    $ 13,949                    $ 13,435                    $ 13,564
 8/31/1996           $ 14,960                    $ 14,761                    $ 14,360                    $ 14,297
 9/30/1996           $ 15,801                    $ 15,582                    $ 15,122                    $ 15,205
10/31/1996           $ 15,578                    $ 15,371                    $ 14,652                    $ 15,027
11/30/1996           $ 15,677                    $ 15,462                    $ 15,189                    $ 15,912
12/31/1996           $ 15,811                    $ 15,588                    $ 15,263                    $ 15,644
 1/31/1997           $ 16,387                    $ 16,151                    $ 15,720                    $ 16,336
 2/28/1997           $ 15,659                    $ 15,424                    $ 15,031                    $ 15,976
 3/31/1997           $ 14,755                    $ 14,529                    $ 14,042                    $ 15,074
 4/30/1997           $ 14,788                    $ 14,557                    $ 14,105                    $ 15,443
 5/31/1997           $ 16,458                    $ 16,195                    $ 15,796                    $ 16,827
 6/30/1997           $ 17,144                    $ 16,864                    $ 16,324                    $ 17,292
 7/31/1997           $ 18,143                    $ 17,842                    $ 17,360                    $ 18,947
 8/31/1997           $ 18,524                    $ 18,208                    $ 17,784                    $ 18,762
 9/30/1997           $ 19,909                    $ 19,566                    $ 19,040                    $ 19,712
10/31/1997           $ 18,876                    $ 18,540                    $ 17,852                    $ 18,725
11/30/1997           $ 18,762                    $ 18,424                    $ 17,578                    $ 18,922
12/31/1997           $ 19,173                    $ 18,821                    $ 17,516                    $ 19,170
 1/31/1998           $ 18,691                    $ 18,342                    $ 17,287                    $ 18,825
 2/28/1998           $ 20,559                    $ 20,169                    $ 18,771                    $ 20,595
 3/31/1998           $ 21,534                    $ 21,121                    $ 19,468                    $ 21,458
 4/30/1998           $ 21,732                    $ 21,307                    $ 19,645                    $ 21,750
 5/31/1998           $ 20,417                    $ 20,010                    $ 18,383                    $ 20,855
 6/30/1998           $ 21,270                    $ 20,838                    $ 18,518                    $ 21,445
 7/31/1998           $ 19,625                    $ 19,217                    $ 17,139                    $ 20,526
 8/31/1998           $ 15,772                    $ 15,440                    $ 13,245                    $ 16,609
 9/30/1998           $ 16,371                    $ 16,021                    $ 14,406                    $ 17,865
10/31/1998           $ 17,102                    $ 16,731                    $ 15,379                    $ 19,180
11/30/1998           $ 18,153                    $ 17,750                    $ 16,472                    $ 20,474
12/31/1998           $ 20,290                    $ 19,835                    $ 18,058                    $ 22,594
 1/31/1999           $ 20,600                    $ 20,133                    $ 18,581                    $ 23,272
 2/28/1999           $ 18,549                    $ 18,116                    $ 17,073                    $ 22,134
 3/31/1999           $ 19,529                    $ 19,068                    $ 17,868                    $ 23,366
 4/30/1999           $ 19,529                    $ 19,063                    $ 19,294                    $ 24,431
 5/31/1999           $ 19,854                    $ 19,372                    $ 19,493                    $ 24,117
 6/30/1999           $ 21,397                    $ 20,864                    $ 20,871                    $ 25,801
 7/31/1999           $ 21,102                    $ 20,571                    $ 20,446                    $ 24,979
 8/31/1999           $ 20,630                    $ 20,102                    $ 20,004                    $ 24,720
 9/30/1999           $ 20,651                    $ 20,113                    $ 20,147                    $ 24,509
10/31/1999           $ 22,199                    $ 21,610                    $ 21,128                    $ 26,404
11/30/1999           $ 24,620                    $ 23,957                    $ 23,622                    $ 29,139
12/31/1999           $ 28,773                    $ 27,985                    $ 28,077                    $ 34,184
 1/31/2000           $ 27,838                    $ 27,067                    $ 27,921                    $ 34,177
 2/29/2000           $ 33,493                    $ 32,553                    $ 35,083                    $ 41,361
 3/31/2000           $ 32,385                    $ 31,465                    $ 32,330                    $ 41,403
 4/30/2000           $ 28,998                    $ 28,161                    $ 29,181                    $ 37,382
 5/31/2000           $ 26,892                    $ 26,108                    $ 26,582                    $ 34,657
 6/30/2000           $ 29,898                    $ 29,015                    $ 30,097                    $ 38,334
 7/31/2000           $ 28,854                    $ 27,985                    $ 27,630                    $ 35,908
 8/31/2000           $ 32,310                    $ 31,325                    $ 31,232                    $ 41,323
 9/30/2000           $ 32,062                    $ 31,067                    $ 29,212                    $ 39,302
10/31/2000           $ 28,992                    $ 28,085                    $ 27,405                    $ 36,614
11/30/2000           $ 23,597                    $ 22,850                    $ 22,184                    $ 28,658
12/31/2000           $ 25,312                    $ 24,507                    $ 23,560                    $ 30,168
 1/31/2001           $ 25,072                    $ 24,256                    $ 25,086                    $ 31,891
 2/28/2001           $ 20,546                    $ 19,877                    $ 21,215                    $ 26,374
 3/31/2001           $ 18,283                    $ 17,676                    $ 18,868                    $ 22,599
 4/30/2001           $ 20,574                    $ 19,877                    $ 21,743                    $ 26,367
 5/31/2001           $ 20,243                    $ 19,547                    $ 22,374                    $ 26,243
 6/30/2001           $ 20,229                    $ 19,533                    $ 22,882                    $ 26,256
 7/31/2001           $ 19,157                    $ 18,493                    $ 21,195                    $ 24,486
 8/31/2001           $ 18,064                    $ 17,425                    $ 19,786                    $ 22,711
 9/30/2001           $ 15,519                    $ 14,967                    $ 16,687                    $ 18,957
10/31/2001           $ 16,640                    $ 16,042                    $ 18,333                    $ 20,950
11/30/2001           $ 18,276                    $ 17,612                    $ 19,917                    $ 23,206
12/31/2001           $ 19,032                    $ 18,330                    $ 21,009                    $ 24,088
 1/31/2002           $ 18,221                    $ 17,549                    $ 20,111                    $ 23,306
 2/28/2002           $ 17,177                    $ 16,531                    $ 18,869                    $ 21,984
 3/31/2002           $ 18,136                    $ 17,449                    $ 20,387                    $ 23,662
 4/30/2002           $ 17,868                    $ 17,183                    $ 19,711                    $ 22,410
 5/31/2002           $ 17,072                    $ 16,409                    $ 18,717                    $ 21,742
 6/30/2002           $ 15,838                    $ 15,219                    $ 16,997                    $ 19,342
 7/31/2002           $ 13,426                    $ 12,896                    $ 14,886                    $ 17,462
 8/31/2002           $ 13,475                    $ 12,939                    $ 14,883                    $ 17,401
 9/30/2002           $ 12,545                    $ 12,043                    $ 13,758                    $ 16,019
10/31/2002           $ 13,384                    $ 12,832                    $ 14,549                    $ 17,261
11/30/2002           $ 14,216                    $ 13,628                    $ 15,902                    $ 18,612
12/31/2002           $ 13,292                    $ 12,732                    $ 14,897                    $ 17,488
 1/31/2003           $ 13,384                    $ 12,818                    $ 14,572                    $ 17,316
 2/28/2003           $ 13,214                    $ 12,646                    $ 14,233                    $ 17,166
 3/31/2003           $ 13,348                    $ 12,775                    $ 14,421                    $ 17,485
 4/30/2003           $ 14,314                    $ 13,692                    $ 15,678                    $ 18,676
 5/31/2003           $ 15,753                    $ 15,061                    $ 17,340                    $ 20,472
 6/30/2003           $ 16,070                    $ 15,362                    $ 17,697                    $ 20,765
 7/31/2003           $ 16,839                    $ 16,086                    $ 18,876                    $ 21,507
 8/31/2003           $ 17,791                    $ 16,990                    $ 19,888                    $ 22,692
 9/30/2003           $ 17,191                    $ 16,409                    $ 19,460                    $ 22,251
10/31/2003           $ 18,891                    $ 18,022                    $ 21,063                    $ 24,048

[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING GROWTH FUND CLASS A SHARES, THE RUSSELL 2500(TM) GROWTH INDEX(1), AND
        THE RUSSELL MIDCAP(R) GROWTH INDEX(2) FROM INCEPTION (11/30/01).

             CREDIT SUISSE EMERGING GROWTH FUND CLASS A
                  (WITH MAXIMUM SALES CHARGE)               RUSSELL 2500(TM) GROWTH INDEX(1)     RUSSELL MIDCAP(R) GROWTH INDEX(2)
11/30/2001                  $  9,425                                  $ 10,000                               $ 10,000
12/31/2001                  $  9,812                                  $ 10,548                               $ 10,380
 1/31/2002                  $  9,390                                  $ 10,098                               $ 10,043
 2/28/2002                  $  8,848                                  $  9,474                               $  9,474
 3/31/2002                  $  9,339                                  $ 10,236                               $ 10,196
 4/30/2002                  $  9,197                                  $  9,896                               $  9,657
 5/31/2002                  $  8,786                                  $  9,398                               $  9,369
 6/30/2002                  $  8,146                                  $  8,534                               $  8,335
 7/31/2002                  $  6,903                                  $  7,474                               $  7,525
 8/31/2002                  $  6,928                                  $  7,472                               $  7,498
 9/30/2002                  $  6,448                                  $  6,908                               $  6,903
10/31/2002                  $  6,873                                  $  7,305                               $  7,438
11/30/2002                  $  7,303                                  $  7,984                               $  8,020
12/31/2002                  $  6,823                                  $  7,480                               $  7,536
 1/31/2003                  $  6,870                                  $  7,316                               $  7,462
 2/28/2003                  $  6,779                                  $  7,146                               $  7,397
 3/31/2003                  $  6,844                                  $  7,240                               $  7,535
 4/30/2003                  $  7,339                                  $  7,872                               $  8,048
 5/31/2003                  $  8,077                                  $  8,706                               $  8,822
 6/30/2003                  $  8,237                                  $  8,885                               $  8,948
 7/31/2003                  $  8,630                                  $  9,477                               $  9,268
 8/31/2003                  $  9,117                                  $  9,985                               $  9,778
 9/30/2003                  $  8,808                                  $  9,770                               $  9,589
10/31/2003                  $  9,674                                  $ 10,574                               $ 10,361

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003

                                                              SINCE
                          1 YEAR      5 YEARS    10 YEARS   INCEPTION
                          ------      -------    --------   ---------
Common Class(4)           37.04%       0.98%       5.41%      10.17%
Advisor Class(5)          36.25%       0.48%       4.91%       8.64%
Class A Without
     Sales Charge         36.60%         --          --       (3.62)%
Class A With Maximum
     Sales Charge         28.76%         --          --       (6.68)%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

                                                              SINCE
                          1 YEAR      5 YEARS    10 YEARS   INCEPTION
                          ------      -------    --------   ---------
Common Class(4)           41.15%       2.01%       6.57%      10.77%
Advisor Class(5)          40.45%       1.50%       6.07%       9.41%
Class A Without
     Sales Charge         40.74%         --          --        1.36%
Class A With Maximum
     Sales Charge         32.67%         --          --       (1.71)%

----------
(1) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.
(2) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 32.67%.
(4)  Inception Date: 1/21/88.
(5)  Inception Date: 6/20/91.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

     For the 12 months ended October 31, 2003, the Common Class Shares of Credit Suisse Small Cap Growth Fund(1) (the "Fund") had a gain of 44.20%, versus an increase of 46.55% for the Russell 2000(R) Growth Index.(2) The Fund's Class A Shares(3) (without sales charge) had a gain of 44.31% for the period.

     The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

     Within this environment of lowered risk thresholds, small-cap growth stocks performed well in both absolute terms and relative to larger-cap growth stocks and value stocks across the market-capitalization spectrum.

     The Fund slightly underperformed its benchmark in the period. Stocks that aided the Fund's return included its technology, financial-services and transportation holdings. On the negative side, relatively speaking, while the Fund's consumer-discretionary and materials stocks had gains, they lagged their respective components in the Fund's benchmark.

     In terms of sector positioning, the main areas of focus in the Fund remained the health-care, consumer-discretionary and technology sectors. Regarding the last, our exposure was roughly evenly divided between software and electronics companies. Both areas, we believe, could continue to benefit from a re-commitment to corporate capital spending. Our overweighting in the consumer-discretionary area reflects the number of interesting company-specific opportunities we continue to see here, ranging from media stocks to niche retail names.

     Within health care, one move we made late in the period was to trim our exposure to HMOs. We decided to scale this exposure back based on valuations -- these stocks have performed well over the past year -- along with a likely slowdown in the rate of HMO premium growth. These companies have been able to raise premium prices by 10% to 15% annually for several years, and we think such growth may be less robust going forward. That said, we still favor certain health-care service companies, such as hospitals, where new technologies are being employed that could boost productivity over time.

     We are generally optimistic that the economy could show sustained, significant growth, aided by the considerable amount of monetary and fiscal stimulus in the system. And since inventories have now declined to noteworthy lows across almost all industries, we believe that re-stocking could be another source of growth during the next few quarters; we will monitor this trend carefully. Finally, we note that merger and acquisition activity appears to be picking up again after a long lull. We expect to see a trend in which more large companies acquire small, growing companies as they shift their focus away from cost-cutting and toward growth-generating strategies. For our part, we will remain focused on companies we deem to have healthy balance sheets and executable business plans.

     The Credit Suisse Small/Mid-Cap Growth Team

Roger M. Harris
Sammy Oh
Robert S. Janis

     INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE SMALL CAP GROWTH FUND(1) COMMON CLASS SHARES AND THE
           RUSSELL 2000(R) GROWTH INDEX(2) FROM INCEPTION (12/31/96).

               CREDIT SUISSE SMALL CAP GROWTH FUND(1) COMMON CLASS        RUSSELL 2000 GROWTH INDEX(2)
12/31/1996                         $ 10,000                                        $ 10,000
 1/31/1997                         $ 10,350                                        $ 10,250
 2/28/1997                         $ 10,020                                        $  9,631
 3/31/1997                         $  9,250                                        $  8,951
 4/30/1997                         $  8,940                                        $  8,848
 5/31/1997                         $ 10,280                                        $ 10,177
 6/30/1997                         $ 10,840                                        $ 10,523
 7/31/1997                         $ 11,370                                        $ 11,062
 8/31/1997                         $ 11,650                                        $ 11,394
 9/30/1997                         $ 12,930                                        $ 12,303
10/31/1997                         $ 12,250                                        $ 11,564
11/30/1997                         $ 12,070                                        $ 11,288
12/31/1997                         $ 12,229                                        $ 11,295
 1/31/1998                         $ 11,927                                        $ 11,144
 2/28/1998                         $ 12,802                                        $ 12,128
 3/31/1998                         $ 13,637                                        $ 12,637
 4/30/1998                         $ 13,496                                        $ 12,714
 5/31/1998                         $ 12,360                                        $ 11,790
 6/30/1998                         $ 12,591                                        $ 11,911
 7/31/1998                         $ 11,414                                        $ 10,916
 8/31/1998                         $  8,951                                        $  8,396
 9/30/1998                         $  9,846                                        $  9,248
10/31/1998                         $ 10,167                                        $  9,730
11/30/1998                         $ 11,093                                        $ 10,485
12/31/1998                         $ 12,058                                        $ 11,434
 1/31/1999                         $ 12,621                                        $ 11,948
 2/28/1999                         $ 11,646                                        $ 10,855
 3/31/1999                         $ 12,501                                        $ 11,242
 4/30/1999                         $ 12,993                                        $ 12,234
 5/31/1999                         $ 13,064                                        $ 12,254
 6/30/1999                         $ 14,572                                        $ 12,899
 7/31/1999                         $ 14,401                                        $ 12,500
 8/31/1999                         $ 14,391                                        $ 12,033
 9/30/1999                         $ 15,156                                        $ 12,265
10/31/1999                         $ 16,694                                        $ 12,579
11/30/1999                         $ 19,138                                        $ 13,909
12/31/1999                         $ 24,023                                        $ 16,361
 1/31/2000                         $ 23,826                                        $ 16,208
 2/29/2000                         $ 32,636                                        $ 19,979
 3/31/2000                         $ 28,921                                        $ 17,879
 4/30/2000                         $ 24,531                                        $ 16,074
 5/31/2000                         $ 22,197                                        $ 14,666
 6/30/2000                         $ 26,628                                        $ 16,561
 7/31/2000                         $ 23,712                                        $ 15,142
 8/31/2000                         $ 27,427                                        $ 16,734
 9/30/2000                         $ 25,611                                        $ 15,903
10/31/2000                         $ 23,981                                        $ 14,612
11/30/2000                         $ 19,862                                        $ 11,959
12/31/2000                         $ 21,833                                        $ 12,691
 1/31/2001                         $ 21,387                                        $ 13,718
 2/28/2001                         $ 18,824                                        $ 11,837
 3/31/2001                         $ 16,655                                        $ 10,761
 4/30/2001                         $ 19,032                                        $ 12,078
 5/31/2001                         $ 18,814                                        $ 12,358
 6/30/2001                         $ 19,270                                        $ 12,696
 7/31/2001                         $ 18,191                                        $ 11,613
 8/31/2001                         $ 17,101                                        $ 10,887
 9/30/2001                         $ 14,414                                        $  9,130
10/31/2001                         $ 15,960                                        $ 10,008
11/30/2001                         $ 17,517                                        $ 10,844
12/31/2001                         $ 18,980                                        $ 11,519
 1/31/2002                         $ 18,419                                        $ 11,109
 2/28/2002                         $ 16,801                                        $ 10,390
 3/31/2002                         $ 18,295                                        $ 11,293
 4/30/2002                         $ 17,807                                        $ 11,049
 5/31/2002                         $ 16,697                                        $ 10,403
 6/30/2002                         $ 15,223                                        $  9,521
 7/31/2002                         $ 12,992                                        $  8,057
 8/31/2002                         $ 12,847                                        $  8,053
 9/30/2002                         $ 12,276                                        $  7,472
10/31/2002                         $ 13,054                                        $  7,850
11/30/2002                         $ 14,102                                        $  8,628
12/31/2002                         $ 13,137                                        $  8,033
 1/31/2003                         $ 12,878                                        $  7,814
 2/28/2003                         $ 12,629                                        $  7,606
 3/31/2003                         $ 12,785                                        $  7,720
 4/30/2003                         $ 13,739                                        $  8,451
 5/31/2003                         $ 15,317                                        $  9,403
 6/30/2003                         $ 15,493                                        $  9,585
 7/31/2003                         $ 16,686                                        $ 10,309
 8/31/2003                         $ 17,620                                        $ 10,863
 9/30/2003                         $ 16,852                                        $ 10,588
10/31/2003                         $ 18,824                                        $ 11,503

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE SMALL CAP GROWTH FUND(1) CLASS A SHARES AND THE
           RUSSELL 2000(R) GROWTH INDEX(2) FROM INCEPTION (11/30/01).

               CREDIT SUISSE SMALL CAP GROWTH FUND(1) CLASS A
                        (WITH MAXIMUM SALES CHARGE)                  RUSSELL 2000 GROWTH INDEX(2)
11/30/2001                         $  9,425                                    $ 10,000
12/31/2001                         $ 10,207                                    $ 10,623
 1/31/2002                         $  9,911                                    $ 10,245
 2/28/2002                         $  9,040                                    $  9,582
 3/31/2002                         $  9,844                                    $ 10,414
 4/30/2002                         $  9,581                                    $ 10,190
 5/31/2002                         $  8,984                                    $  9,593
 6/30/2002                         $  8,191                                    $  8,780
 7/31/2002                         $  6,991                                    $  7,430
 8/31/2002                         $  6,912                                    $  7,427
 9/30/2002                         $  6,605                                    $  6,891
10/31/2002                         $  7,018                                    $  7,239
11/30/2002                         $  7,582                                    $  7,957
12/31/2002                         $  7,063                                    $  7,408
 1/31/2003                         $  6,929                                    $  7,206
 2/28/2003                         $  6,790                                    $  7,014
 3/31/2003                         $  6,879                                    $  7,120
 4/30/2003                         $  7,387                                    $  7,793
 5/31/2003                         $  8,236                                    $  8,671
 6/30/2003                         $  8,331                                    $  8,839
 7/31/2003                         $  8,973                                    $  9,507
 8/31/2003                         $  9,481                                    $ 10,017
 9/30/2003                         $  9,062                                    $  9,764
10/31/2003                         $ 10,128                                    $ 10,608

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                      SINCE
                              1 YEAR     5 YEARS    INCEPTION
                              ------     -------    ---------
Common Class                  37.28%      11.35%       8.04%
Class A Without
  Sales Charge                37.19%         --       (2.12)%
Class A With Maximum
  Sales Charge                29.32%         --       (5.22)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                      SINCE
                              1 YEAR     5 YEARS    INCEPTION
                              ------     -------    ---------
Common Class                  44.20%      13.11%      9.70%
Class A Without
  Sales Charge                44.31%         --       3.82%
Class A With Maximum
  Sales Charge                35.98%         --       0.67%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was 35.98%.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

     For the 12 months ended October 31, 2003, the Class A Shares(1) (without sales charge) of Credit Suisse Strategic Small Cap Fund(2) (the "Fund") had a gain of 32.59%, versus an increase of 43.37% for the Russell 2000(R) Index.(3) The Fund's Class B Shares(1) (without contingent deferred sales charge) and Class C Shares(1) (without contingent deferred sales charge) both had gains of 31.54% for the period.

     The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

     Within this environment of lowered risk thresholds, small-cap growth stocks performed well in both absolute terms and relative to larger-cap stocks.

     The Fund underperformed its benchmark for the 12 months, which we attribute primarily to its avoidance of certain "lower tier" companies (e.g., companies with lackluster or even negative current earnings) that had strong rallies in the period, particularly in the technology area. Our investment process remains focused on companies that we believe have compelling business models that generate earnings and have relatively solid financial profiles. On the positive side, stocks that helped the Fund included its transportation and health-care holdings.

     We are generally optimistic that the economy could show sustained, significant growth, aided by the considerable amount of monetary and fiscal stimulus in the system. And since inventories have now declined to noteworthy lows across almost all industries, we believe that re-stocking could be another source of growth during the next few quarters; we will monitor this trend carefully. Finally, we note that merger and acquisition activity appears to be picking up again after a long lull. We expect to see a trend in which more large companies acquire smaller companies as they shift their focus away from cost-cutting and toward growth-generating strategies. For our part, we will remain focused on companies we deem to have healthy balance sheets and executable business plans.

     The Credit Suisse Strategic Small Cap Team

Roger M. Harris
Sammy Oh
Robert S. Janis

     INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE STRATEGIC SMALL CAP FUND(2) CLASS A, B, C SHARES AND THE
               RUSSELL 2000(R) INDEX(3) FROM INCEPTION (8/15/02).

               CREDIT SUISSE STRATEGIC SMALL CAP FUND(2) CLASS A             CREDIT SUISSE STRATEGIC SMALL CAP FUND(2) CLASS B
                        (WITH MAXIMUM SALES CHARGE)                            (WITH MAXIMUM CONTIGENT DEFERRED SALES CHARGE)
 8/15/2002                      $  9,425                                                         $ 10,000
 8/31/2002                      $  9,557                                                         $ 10,140
 9/30/2002                      $  8,935                                                         $  9,470
10/31/2002                      $  8,982                                                         $  9,520
11/30/2002                      $  9,529                                                         $ 10,080
12/31/2002                      $  9,087                                                         $  9,609
 1/31/2003                      $  8,758                                                         $  9,260
 2/28/2003                      $  8,339                                                         $  8,817
 3/31/2003                      $  8,319                                                         $  8,785
 4/30/2003                      $  8,967                                                         $  9,461
 5/31/2003                      $  9,895                                                         $ 10,443
 6/30/2003                      $ 10,084                                                         $ 10,633
 7/31/2003                      $ 10,743                                                         $ 11,319
 8/31/2003                      $ 11,152                                                         $ 11,742
 9/30/2003                      $ 10,822                                                         $ 11,383
10/31/2003                      $ 11,910                                                         $ 12,223

               CREDIT SUISSE STRATEGIC SMALL CAP FUND(2) CLASS C
                 (WITH MAXIMUM CONTIGENT DEFERRED SALES CHARGE)             RUSSELL 2000 INDEX(3)
 8/15/2002                       $ 10,000                                         $ 10,000
 8/31/2002                       $ 10,140                                         $  9,975
 9/30/2002                       $  9,470                                         $  9,259
10/31/2002                       $  9,520                                         $  9,556
11/30/2002                       $ 10,080                                         $ 10,408
12/31/2002                       $  9,609                                         $  9,829
 1/31/2003                       $  9,260                                         $  9,556
 2/28/2003                       $  8,817                                         $  9,268
 3/31/2003                       $  8,785                                         $  9,387
 4/30/2003                       $  9,461                                         $ 10,277
 5/31/2003                       $ 10,443                                         $ 11,380
 6/30/2003                       $ 10,633                                         $ 11,586
 7/31/2003                       $ 11,319                                         $ 12,311
 8/31/2003                       $ 11,742                                         $ 12,875
 9/30/2003                       $ 11,383                                         $ 12,637
10/31/2003                       $ 12,523                                         $ 13,698

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(2)

                                                             SINCE
                                         1 YEAR            INCEPTION
                                         ------            ---------
Class A Without Sales Charge             21.13%              13.03%
Class A With Maximum Sales Charge        14.14%               7.25%
Class B Without CDSC                     20.20%              12.16%
Class B With CDSC                        16.20%               9.53%
Class C Without CDSC                     20.20%              12.16%
Class C With CDSC                        19.20%              12.16%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(2)

                                                          SINCE
                                         1 YEAR         INCEPTION
                                         ------         ---------
Class A Without Sales Charge             32.59%           21.26%
Class A With Maximum Sales Charge        24.99%           15.49%
Class B Without CDSC                     31.54%           20.37%
Class B With CDSC                        27.54%           17.99%
Class C Without CDSC                     31.54%           20.37%
Class C With CDSC                        30.54%           20.37%

----------
(1) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 24.99%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 27.54%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum deferred sales charge of 1%), was 30.54%.
(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies. It is unmanaged index of common stocks that includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS (97.6%)
AEROSPACE & DEFENSE (1.8%)
    United Technologies Corp.                                       115,200    $     9,756,288
                                                                               ---------------
BANKS (3.2%)
    Mellon Financial Corp.                                          329,400          9,839,178
    Wachovia Corp.                                                  161,800          7,421,766
                                                                               ---------------
                                                                                    17,260,944
                                                                               ---------------
BEVERAGES (2.0%)
    PepsiCo, Inc.                                                   223,200         10,673,424
                                                                               ---------------
BIOTECHNOLOGY (6.7%)
    Amgen, Inc.*                                                    166,300         10,270,688
    Chiron Corp.*                                                    46,100          2,518,443
    Genentech, Inc.*                                                171,800         14,082,446
    Gilead Sciences, Inc.*                                          157,800          8,612,724
                                                                               ---------------
                                                                                    35,484,301
                                                                               ---------------
CHEMICALS (1.0%)
    E. I. du Pont de Nemours & Co.                                  127,100          5,134,840
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES (3.0%)
    Apollo Group, Inc. Class A*                                     150,100          9,535,853
    Monster Worldwide, Inc.*                                        251,500          6,405,705
                                                                               ---------------
                                                                                    15,941,558
                                                                               ---------------
COMMUNICATIONS EQUIPMENT (6.2%)
    Cisco Systems, Inc.*                                            593,800         12,457,924
    Corning, Inc.*                                                  952,600         10,459,548
    Motorola, Inc.                                                  769,900         10,416,747
                                                                               ---------------
                                                                                    33,334,219
                                                                               ---------------
COMPUTERS & PERIPHERALS (5.7%)
    Dell, Inc.*                                                     304,100         10,984,092
    EMC Corp.*                                                      191,800          2,654,512
    International Business Machines Corp.                            55,700          4,984,036
    Seagate Technology                                              519,100         11,928,918
                                                                               ---------------
                                                                                    30,551,558
                                                                               ---------------
DIVERSIFIED FINANCIALS (4.7%)
    Ameritrade Holding Corp.*                                       183,400          2,501,576
    Capital One Financial Corp.                                     224,600         13,655,680
    Morgan Stanley                                                  167,000          9,163,290
                                                                               ---------------
                                                                                    25,320,546
                                                                               ---------------
ENERGY EQUIPMENT & SERVICES (0.0%)
    Bonneville Pacific Corp.*^                                       16,883                  1
                                                                               ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.7%)
    St. Jude Medical, Inc.*                                         153,600          8,933,376
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
HEALTHCARE PROVIDERS & SERVICES (6.1%)
    Anthem, Inc.*                                                   121,600    $     8,321,088
    Caremark Rx, Inc.*                                              209,400          5,245,470
    Omnicare, Inc.                                                  319,100         12,234,294
    WebMD Corp.*                                                    888,200          6,919,078
                                                                               ---------------
                                                                                    32,719,930
                                                                               ---------------
INDUSTRIAL CONGLOMERATES (2.9%)
    General Electric Co.                                            325,500          9,442,755
    Tyco International, Ltd.                                        286,700          5,986,296
                                                                               ---------------
                                                                                    15,429,051
                                                                               ---------------
INTERNET & CATALOG RETAIL (3.8%)
    eBay, Inc.*                                                     110,800          6,198,152
    InterActiveCorp*                                                378,500         13,894,735
                                                                               ---------------
                                                                                    20,092,887
                                                                               ---------------
INTERNET SOFTWARE & SERVICES (1.9%)
    Yahoo!, Inc.*                                                   232,700         10,168,990
                                                                               ---------------
IT CONSULTING & SERVICES (1.2%)
    Accenture, Ltd. Class A*                                        275,000          6,435,000
                                                                               ---------------
MACHINERY (1.5%)
    Danaher Corp.                                                    97,700          8,094,445
                                                                               ---------------
MEDIA (13.3%)
    Clear Channel Communications, Inc.                              118,600          4,841,252
    Comcast Corp. Special Class A*                                  505,900         16,502,458
    E.W. Scripps Co. Class A                                         58,600          5,444,526
    General Motors Corp. Class H*                                   693,700         11,397,491
    Time Warner, Inc.*                                              612,200          9,360,538
    Univision Communications, Inc. Class A*                         350,100         11,885,895
    Viacom, Inc. Class B                                            291,592         11,625,773
                                                                               ---------------
                                                                                    71,057,933
                                                                               ---------------
MULTILINE RETAIL (2.2%)
    Wal-Mart Stores, Inc.                                           195,900         11,548,305
                                                                               ---------------
OIL & GAS (1.2%)
    XTO Energy, Inc.                                                258,700          6,123,429
                                                                               ---------------
PERSONAL PRODUCTS (1.8%)
    Estee Lauder Companies, Inc. Class A                            262,900          9,829,831
                                                                               ---------------
PHARMACEUTICALS (5.9%)
    Allergan, Inc.                                                   68,600          5,187,532
    Eli Lilly & Co.                                                 125,900          8,387,458
    Watson Pharmaceuticals, Inc.*                                   195,200          7,665,504
    Wyeth                                                           234,500         10,350,830
                                                                               ---------------
                                                                                    31,591,324
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.7%)
    Analog Devices, Inc.*                                           232,400    $    10,302,292
    Applied Materials, Inc.*                                        313,700          7,331,169
    Intel Corp.                                                     663,000         21,912,150
    Maxim Integrated Products, Inc.                                 136,700          6,795,357
                                                                               ---------------
                                                                                    46,340,968
                                                                               ---------------
SOFTWARE (4.0%)
    Microsoft Corp.                                                 395,700         10,347,555
    VERITAS Software Corp.*                                         309,100         11,173,965
                                                                               ---------------
                                                                                    21,521,520
                                                                               ---------------
SPECIALTY RETAIL (2.9%)
    Bed Bath & Beyond, Inc.*                                        129,100          5,453,184
    Lowe's Companies, Inc.                                          171,200         10,088,816
                                                                               ---------------
                                                                                    15,542,000
                                                                               ---------------
TEXTILES & APPAREL (1.2%)
    Coach, Inc.*                                                    182,700          6,480,369
                                                                               ---------------
WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    Nextel Communications, Inc. Class A*                            422,500         10,224,500
    Sprint Corp. (PCS Group)*                                     1,308,000          5,689,800
                                                                               ---------------
                                                                                    15,914,300
                                                                               ---------------

TOTAL COMMON STOCKS (Cost $479,801,605)                                            521,281,337
                                                                               ---------------

                                                                     PAR
                                                                    (000)
                                                                    -----
SHORT-TERM INVESTMENT (3.8%)
    State Street Bank and Trust Co. Euro Time Deposit,
     0.750%, 11/03/03
    (Cost $20,188,000)                                         $     20,188         20,188,000
                                                                               ---------------

TOTAL INVESTMENTS AT VALUE (101.4%) (Cost $499,989,605)                            541,469,337

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)                                       (7,501,745)
                                                                               ---------------

NET ASSETS (100.0%)                                                            $   533,967,592
                                                                               ===============

----------
 *  Non-income producing security.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS (96.4%)
AGRICULTURE (1.0%)
    Delta and Pine Land Co.                                         194,100    $     4,437,126
                                                                               ---------------
AUTO COMPONENTS (1.1%)
    BorgWarner, Inc.                                                 60,800          4,839,072
                                                                               ---------------
BANKS (3.0%)
    IndyMac Bancorp, Inc.                                           233,600          6,867,840
    New York Community Bancorp, Inc.                                177,666          6,431,509
                                                                               ---------------
                                                                                    13,299,349
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Certegy, Inc.                                                   137,700          4,634,982
    Fiserv, Inc.*                                                   112,400          3,969,968
    Kroll, Inc.*                                                    173,800          4,042,588
    Monster Worldwide, Inc.*                                        302,300          7,699,581
    The BISYS Group, Inc.*                                          268,900          3,845,270
                                                                               ---------------
                                                                                    24,192,389
                                                                               ---------------
COMMUNICATIONS EQUIPMENT (4.1%)
    ADC Telecommunications, Inc.*                                 2,160,100          5,508,255
    Advanced Fibre Communications, Inc.*                            233,600          5,622,752
    Andrew Corp. *                                                  255,400          3,340,632
    Polycom, Inc.*                                                  188,300          3,771,649
                                                                               ---------------
                                                                                    18,243,288
                                                                               ---------------
COMPUTERS & PERIPHERALS (1.2%)
    ATI Technologies, Inc.*                                         382,000          5,466,420
                                                                               ---------------
CONTAINERS & PACKAGING (2.1%)
    Ball Corp.                                                       82,400          4,630,880
    Pactiv Corp.*                                                   218,700          4,822,335
                                                                               ---------------
                                                                                     9,453,215
                                                                               ---------------
DIVERSIFIED FINANCIALS (4.5%)
    Chicago Merchantile Exchange                                    119,800          8,140,410
    Franklin Resources, Inc.                                        101,700          4,822,614
    Legg Mason, Inc.                                                 87,700          7,301,025
                                                                               ---------------
                                                                                    20,264,049
                                                                               ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    Sanmina-SCI Corp.*                                              719,500          7,590,725
                                                                               ---------------
ENERGY EQUIPMENT & SERVICES (0.8%)
    ENSCO International, Inc.                                       137,500          3,623,125
                                                                               ---------------
HEALTHCARE PROVIDERS & SERVICES (16.4%)
    Accredo Health, Inc.*                                           403,100         12,883,076
    AmerisourceBergen Corp.                                          58,400          3,315,368
    Anthem, Inc.*                                                    76,400          5,228,052
    Caremark Rx, Inc.*                                              193,000          4,834,650
    Community Health Systems, Inc.*                                 404,700          9,720,894
    Coventry Health Care, Inc.*                                      45,000          2,463,750

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
HEALTHCARE PROVIDERS & SERVICES
    Health Net, Inc.*                                               150,000    $     4,738,500
    Manor Care, Inc.                                                135,600          4,512,768
    Mid Atlantic Medical Services, Inc.*                            112,100          6,546,640
    Omnicare, Inc.                                                  185,300          7,104,402
    Quest Diagnostics, Inc.                                          64,800          4,383,720
    Triad Hospitals, Inc.*                                          245,200          7,534,996
                                                                               ---------------
                                                                                    73,266,816
                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE (1.3%)
    Yum! Brands, Inc.*                                              172,000          5,872,080
                                                                               ---------------
INSURANCE (6.1%)
    Ambac Financial Group, Inc.                                     125,050          8,846,037
    Radian Group, Inc.                                              133,000          7,035,700
    SAFECO Corp.                                                    129,900          4,767,330
    UnumProvident Corp.                                             415,300          6,798,461
                                                                               ---------------
                                                                                    27,447,528
                                                                               ---------------
INTERNET SOFTWARE & SERVICES (4.9%)
    Ask Jeeves, Inc.*                                               177,800          3,406,648
    DoubleClick, Inc.*                                              410,700          3,421,131
    MatrixOne, Inc.*                                                498,700          2,762,798
    Openwave Systems, Inc.*                                         519,067          6,773,820
    RealNetworks, Inc.*                                             321,400          2,137,310
    webMethods, Inc.*                                               388,300          3,370,444
                                                                               ---------------
                                                                                    21,872,151
                                                                               ---------------
MEDIA (3.8%)
    Cox Radio, Inc. Class A*                                        301,600          6,671,392
    Entercom Communications Corp.*                                   65,600          3,005,136
    Lamar Advertising Co. *                                         106,500          3,226,950
    Westwood One, Inc.*                                             135,000          4,040,550
                                                                               ---------------
                                                                                    16,944,028
                                                                               ---------------
MULTILINE RETAIL (1.5%)
    Dollar Tree Stores, Inc.*                                       174,000          6,643,320
                                                                               ---------------
OIL & GAS (2.2%)
    Pioneer Natural Resources Co.*                                  187,800          4,967,310
    Pogo Producing Co.                                              113,300          4,737,073
                                                                               ---------------
                                                                                     9,704,383
                                                                               ---------------
PHARMACEUTICALS (7.3%)
    Angiotech Pharmaceuticals, Inc.*                                123,500          5,647,655
    Barr Laboratories, Inc.*                                         61,200          4,698,324
    Mylan Laboratories, Inc.                                        264,900          6,397,335
    Sepracor, Inc.*                                                 345,900          9,211,317
    SICOR, Inc.*                                                     36,400            975,520
    Watson Pharmaceuticals, Inc.*                                   150,400          5,906,208
                                                                               ---------------
                                                                                    32,836,359
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
ROAD & RAIL (0.9%)
    Swift Transportation Company, Inc.*                             184,500    $     4,138,335
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (10.7%)
    Analog Devices, Inc.*                                           122,300          5,421,559
    Cymer, Inc.*                                                    142,600          6,511,116
    Fairchild Semiconductor International, Inc.*                    335,100          7,573,260
    Integrated Circuit Systems, Inc.*                               104,900          3,521,493
    Lam Research Corp.*                                             267,000          7,673,580
    Microchip Technology, Inc.                                      226,900          7,421,899
    Novellus Systems, Inc.*                                         126,100          5,206,669
    Semtech Corp.*                                                  204,600          4,542,120
                                                                               ---------------
                                                                                    47,871,696
                                                                               ---------------
SOFTWARE (10.0%)
    Activision, Inc.*                                               315,800          4,765,422
    BEA Systems, Inc.*                                              288,700          4,012,930
    Documentum, Inc.*                                               231,300          6,881,175
    Hyperion Solutions Corp.*                                       265,100          8,878,199
    Informatica Corp.*                                              451,000          4,915,900
    Manugistics Group, Inc.*                                        540,000          3,920,400
    Quest Software, Inc.*                                           329,300          4,906,570
    Take-Two Interactive Software, Inc.*                            163,200          6,454,560
                                                                               ---------------
                                                                                    44,735,156
                                                                               ---------------
SPECIALTY RETAIL (6.4%)
    Abercrombie & Fitch Co. Class A*                                219,200          6,247,200
    AnnTaylor Stores Corp.*                                         245,300          8,781,740
    Linens 'n Things, Inc.*                                         171,600          5,065,632
    Office Depot, Inc.*                                             281,800          4,207,274
    Pier 1 Imports, Inc.                                            193,900          4,479,090
                                                                               ---------------
                                                                                    28,780,936
                                                                               ---------------

TOTAL COMMON STOCKS (Cost $334,839,282)                                            431,521,546
                                                                               ---------------
PREFERRED STOCKS (0.0%)
COSMETICS-TOILETRY (0.0%)
    Opal Concepts Series B*,++                                      792,603                  0
                                                                               ---------------
TELECOMMUNICATIONS (0.0%)
    Celletra, Ltd. Series C*,++                                   1,102,524                  0
                                                                               ---------------

TOTAL PREFERRED STOCKS (Cost $8,999,999)                                                     0
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
WARRANT (0.0%)
HEALTHCARE PROVIDERS & SERVICES (0.0%)
    Women First HeathCare, Inc. expires 3/18/04*
    (Cost $0)                                                         5,516    $             2
                                                                               ---------------

                                                                     PAR
                                                                    (000)
                                                                    -----
SHORT-TERM INVESTMENT (1.9%)
    State Street Bank and Trust Co. Euro Time Deposit,
    0.750%, 11/03/03
    (Cost $8,564,000)                                             $   8,564          8,564,000
                                                                               ---------------

TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $352,403,281)                             440,085,548

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                                         7,572,472
                                                                               ---------------

NET ASSETS (100.0%)                                                            $   447,658,020
                                                                               ===============

----------
 *  Non-income producing security.
 ++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS (94.5%)
AGRICULTURE (0.9%)
    Delta and Pine Land Co.                                          31,900    $       729,234
                                                                               ---------------
AUTO COMPONENTS (1.5%)
    BorgWarner, Inc.                                                  7,600            604,884
    Quantum Fuel Systems Technologies Worldwide, Inc.*               61,400            560,582
                                                                               ---------------
                                                                                     1,165,466
                                                                               ---------------
BANKS (1.0%)
    IndyMac Bancorp, Inc.                                            26,000            764,400
                                                                               ---------------
BIOTECHNOLOGY (1.8%)
    BioMarin Pharmaceutical, Inc.*                                   55,300            387,100
    Cubist Pharmaceuticals, Inc.*                                    62,200            722,764
    Nabi Biopharmaceuticals*                                         26,400            291,192
                                                                               ---------------
                                                                                     1,401,056
                                                                               ---------------
BUILDING PRODUCTS (1.0%)
    Griffon Corp.*                                                   38,600            746,910
                                                                               ---------------
CHEMICALS (0.6%)
    Airgas, Inc.                                                     23,100            442,365
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES (2.7%)
    Headwaters, Inc.*                                                51,800            970,732
    Kroll, Inc.*                                                     28,600            665,236
    Pegasus Solutions, Inc.*                                         42,600            465,192
                                                                               ---------------
                                                                                     2,101,160
                                                                               ---------------
COMMUNICATIONS EQUIPMENT (2.4%)
    Extreme Networks, Inc.*                                          62,700            539,220
    InterDigital Communications Corp.*                               41,000            696,590
    Polycom, Inc.*                                                   30,600            612,918
                                                                               ---------------
                                                                                     1,848,728
                                                                               ---------------
COMPUTERS & PERIPHERALS (2.1%)
    Avid Technology, Inc.*                                           31,800          1,645,332
                                                                               ---------------
CONTAINERS & PACKAGING (1.0%)
    Crown Holdings, Inc.*                                            96,400            761,560
                                                                               ---------------
DIVERSIFIED FINANCIALS (3.2%)
    Affiliated Managers Group, Inc.*                                 14,900          1,080,250
    Jefferies Group, Inc.                                            23,000            713,000
    Raymond James Financial, Inc.                                    16,800            685,272
                                                                               ---------------
                                                                                     2,478,522
                                                                               ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Lexar Media, Inc.*                                               37,400            856,834
                                                                               ---------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    FMC Technologies, Inc.*                                          32,200            646,576
    Newpark Resources, Inc.*                                        131,700            529,434
                                                                               ---------------
                                                                                     1,176,010
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
FOOD & DRUG RETAILING (0.6%)
    Performance Food Group Co.*                                      13,500    $       502,875
                                                                               ---------------
FOOD PRODUCTS (1.2%)
    Hain Celestial Group, Inc.*                                      43,200            911,520
                                                                               ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.7%)
    Fisher Scientific International, Inc.*                           16,800            676,200
    SonoSite, Inc.*                                                  36,200            714,950
    Therasense, Inc.*                                                48,900            893,892
    Wilson Greatbatch Technologies, Inc.*                            16,200            610,740
                                                                               ---------------
                                                                                     2,895,782
                                                                               ---------------
HEALTHCARE PROVIDERS & SERVICES (7.7%)
    Accredo Health, Inc.*                                            68,600          2,192,456
    Apria Healthcare Group, Inc.*                                    23,400            678,600
    Centene Corp.*                                                   33,100          1,013,191
    Community Health Systems, Inc.*                                  30,000            720,600
    LifePoint Hospitals, Inc.*                                       55,800          1,434,618
                                                                               ---------------
                                                                                     6,039,465
                                                                               ---------------
INSURANCE (1.5%)
    HCC Insurance Holdings, Inc.                                     20,900            609,026
    U.S.I. Holdings Corp.*                                           46,000            583,740
                                                                               ---------------
                                                                                     1,192,766
                                                                               ---------------
INTERNET & CATALOG RETAIL (0.2%)
    ValueVision Media, Inc. Class A*                                  8,300            134,875
                                                                               ---------------
INTERNET SOFTWARE & SERVICES (7.0%)
    Ask Jeeves, Inc.*                                                44,100            844,956
    Chordiant Software, Inc.*                                       253,900          1,117,160
    DoubleClick, Inc.*                                               69,800            581,434
    MatrixOne, Inc.*                                                148,200            821,028
    Openwave Systems, Inc.*                                          87,367          1,140,135
    RealNetworks, Inc.*                                              55,000            365,750
    webMethods, Inc.*                                                69,500            603,260
                                                                               ---------------
                                                                                     5,473,723
                                                                               ---------------
IT CONSULTING & SERVICES (1.0%)
    CACI International, Inc. Class A*                                15,800            782,574
                                                                               ---------------
MEDIA (3.7%)
    Cumulus Media, Inc. Class A*                                     58,900          1,103,197
    Emmis Communications Corp. Class A*                              49,300          1,093,474
    Getty Images, Inc.*                                              15,500            692,850
                                                                               ---------------
                                                                                     2,889,521
                                                                               ---------------
METALS & MINING (0.8%)
    GrafTech International, Ltd.*                                    61,400            637,946
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
MULTILINE RETAIL (1.0%)
    BJ's Wholesale Club, Inc.*                                       31,100    $       798,959
                                                                               ---------------
OIL & GAS (3.4%)
    Remington Oil & Gas Corp.*                                       35,500            633,675
    Spinnaker Exploration Co.*                                       21,600            552,744
    Stone Energy Corp.*                                              25,900            936,026
    Tom Brown, Inc.*                                                 21,000            567,420
                                                                               ---------------
                                                                                     2,689,865
                                                                               ---------------
PHARMACEUTICALS (7.3%)
    Angiotech Pharmaceuticals, Inc.*                                 18,600            850,578
    Inspire Phamaceuticals, Inc.*                                    41,800            778,316
    K-V Pharmaceutical Co. Class A*                                  47,100          1,130,400
    Medicis Pharmaceutical Corp. Class A                             24,200          1,533,070
    Sepracor, Inc.*                                                  54,300          1,446,009
                                                                               ---------------
                                                                                     5,738,373
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (11.6%)
    Actel Corp.*                                                     41,500          1,119,670
    Axcelis Technologies, Inc.*                                     108,400          1,146,872
    Brooks Automation, Inc.*                                         38,208            953,290
    Cymer, Inc.*                                                     22,700          1,036,482
    Entegris, Inc.*                                                  61,200            805,392
    Integrated Device Technology, Inc.*                              54,600            857,220
    OmniVision Technologies, Inc.*                                   10,600            602,080
    Semtech Corp.*                                                   34,600            768,120
    Varian Semiconductor Equipment Associates, Inc.*                 36,400          1,759,940
                                                                               ---------------
                                                                                     9,049,066
                                                                               ---------------
SOFTWARE (11.4%)
    Activision, Inc.*                                                54,000            814,860
    Agile Software Corp.*                                            73,500            806,295
    Documentum, Inc.*                                                39,400          1,172,150
    FileNET Corp.*                                                   37,900          1,012,688
    Hyperion Solutions Corp.*                                        44,100          1,476,909
    Informatica Corp.*                                               78,900            860,010
    Manugistics Group, Inc.*                                         84,000            609,840
    QRS Corp.*                                                        5,850             59,494
    Radiant Systems, Inc.*                                           58,800            391,608
    Take-Two Interactive Software, Inc.*                             31,600          1,249,780
    Verisity, Ltd.*                                                  38,500            480,865
                                                                               ---------------
                                                                                     8,934,499
                                                                               ---------------
SPECIALTY RETAIL (9.7%)
    Aeropostale, Inc.*                                               30,700            947,095
    American Eagle Outfitters, Inc.*                                 35,400            566,046
    AnnTaylor Stores Corp.*                                          23,800            852,040
    Cost Plus, Inc.*                                                 22,300          1,022,901
    Guitar Center, Inc.*                                             22,600            735,630

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
SPECIALTY RETAIL
    Gymboree Corp.*                                                  47,800    $       788,700
    Hot Topic, Inc.*                                                 35,125          1,008,439
    Linens 'n Things, Inc.*                                          33,200            980,064
    Movie Gallery, Inc.*                                             33,900            701,052
                                                                               ---------------
                                                                                     7,601,967
                                                                               ---------------
TEXTILES & APPAREL (1.1%)
    Tommy Hilfiger Corp.*                                            57,500            844,675
                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS (0.8%)
    MSC Industrial Direct Company, Inc. Class A                      27,100            640,915
                                                                               ---------------

TOTAL COMMON STOCKS (Cost $59,152,143)                                              73,876,943
                                                                               ---------------

PREFERRED STOCK (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*,++
    (Cost $149,913)                                                  27,600              1,932
                                                                               ---------------
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd. expires 7/31/09*,^
    (Cost $0)                                                            17                  0
                                                                               ---------------

                                                                     PAR
                                                                    (000)
                                                                    -----
SHORT-TERM INVESTMENT (5.7%)
    State Street Bank and Trust Co. Euro Time Deposit,
    0.750%, 11/03/03
    (Cost $4,412,000)                                             $   4,412          4,412,000
                                                                               ---------------

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $63,714,056)                              78,290,875

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                         (134,958)
                                                                               ---------------

NET ASSETS (100.0%)                                                            $    78,155,917
                                                                               ===============

----------
 *  Non-income producing security.
 ++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS (89.8%)
AGRICULTURE (1.0%)
    Delta and Pine Land Co.                                             600    $        13,716
                                                                               ---------------
AIR FREIGHT & COURIERS (0.2%)
    J.B. Hunt Transport Services, Inc.*                                 100              2,538
                                                                               ---------------
AUTO COMPONENTS (1.2%)
    BorgWarner, Inc.                                                    200             15,918
                                                                               ---------------
BANKS (2.7%)
    IndyMac Bancorp, Inc.                                               700             20,580
    Southwest Bancorporation of Texas, Inc.                             400             14,364
                                                                               ---------------
                                                                                        34,944
                                                                               ---------------
BIOTECHNOLOGY (0.5%)
    BioMarin Pharmaceutical, Inc.*                                      900              6,300
                                                                               ---------------
BUILDING PRODUCTS (1.5%)
    Griffon Corp.*                                                    1,000             19,350
                                                                               ---------------
CHEMICALS (1.0%)
    Airgas, Inc.                                                        700             13,405
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES (4.7%)
    Banta Corp.                                                         300             11,478
    Headwaters, Inc.*                                                 1,000             18,740
    Kroll, Inc.*                                                        600             13,956
    Waste Connections, Inc.*                                            500             17,340
                                                                               ---------------
                                                                                        61,514
                                                                               ---------------
COMMUNICATIONS EQUIPMENT (1.8%)
    Extreme Networks, Inc.*                                           1,000              8,600
    InterDigital Communications Corp.*                                  900             15,291
                                                                               ---------------
                                                                                        23,891
                                                                               ---------------
COMPUTERS & PERIPHERALS (1.2%)
    Avid Technology, Inc.*                                              300             15,522
                                                                               ---------------
CONSTRUCTION & ENGINEERING (0.6%)
    EMCOR Group, Inc.*                                                  200              7,538
                                                                               ---------------
CONTAINERS & PACKAGING (4.5%)
    Constar International, Inc.*                                      1,400              7,056
    Crown Holdings, Inc.*                                             4,900             38,710
    Silgan Holdings, Inc.*                                              400             12,792
                                                                               ---------------
                                                                                        58,558
                                                                               ---------------
DIVERSIFIED FINANCIALS (2.6%)
    Affiliated Managers Group, Inc.*                                    300             21,750
    Raymond James Financial, Inc.                                       300             12,237
                                                                               ---------------
                                                                                        33,987
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    Methode Electronics, Inc. Class A                                   600    $         7,146
    OSI Systems, Inc.*                                                  800             14,712
                                                                               ---------------
                                                                                        21,858
                                                                               ---------------
ENERGY EQUIPMENT & SERVICES (1.9%)
    Newpark Resources, Inc.*                                          3,400             13,668
    SEACOR SMIT, Inc.*                                                  300             11,496
                                                                               ---------------
                                                                                        25,164
                                                                               ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
    Respironics, Inc.*                                                  300             12,507
                                                                               ---------------
HEALTHCARE PROVIDERS & SERVICES (10.5%)
    Accredo Health, Inc.*                                               800             25,568
    Apria Healthcare Group, Inc.*                                       300              8,700
    Community Health Systems, Inc.*                                     600             14,412
    Coventry Health Care, Inc.*                                         300             16,425
    Genesis Health Ventures, Inc.*                                      500             13,450
    LifePoint Hospitals, Inc.*                                          800             20,568
    Pediatrix Medical Group, Inc.*                                      500             26,725
    PSS World Medical, Inc.*                                          1,300             12,116
                                                                               ---------------
                                                                                       137,964
                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE (3.3%)
    Alliance Gaming Corp.*                                              700             16,975
    CEC Entertainment, Inc.*                                            300             14,670
    Extended Stay America, Inc.*                                        800             11,760
                                                                               ---------------
                                                                                        43,405
                                                                               ---------------
HOUSEHOLD DURABLES (2.2%)
    Beazer Homes USA, Inc.*                                             200             19,900
    Interface, Inc. Class A*                                          1,700              9,435
                                                                               ---------------
                                                                                        29,335
                                                                               ---------------
INSURANCE (3.4%)
    HCC Insurance Holdings, Inc.                                        700             20,398
    Platinum Underwriters Holdings, Ltd.                                400             11,496
    U.S.I. Holdings Corp.*                                            1,000             12,690
                                                                               ---------------
                                                                                        44,584
                                                                               ---------------
INTERNET & CATALOG RETAIL (0.4%)
    ValueVision Media, Inc. Class A*                                    300              4,875
                                                                               ---------------
INTERNET SOFTWARE & SERVICES (1.3%)
    Chordiant Software, Inc.*                                         3,900             17,160
                                                                               ---------------
IT CONSULTING & SERVICES (0.7%)
    Tier Technologies, Inc. Class B*                                    900              9,225
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
MACHINERY (3.1%)
    Kennametal, Inc.                                                    300    $        11,064
    Nordson Corp.                                                       500             13,855
    Wabash National Corp.*                                              700             16,149
                                                                               ---------------
                                                                                        41,068
                                                                               ---------------
MEDIA (6.3%)
    Cox Radio, Inc. Class A*                                            300              6,636
    Cumulus Media, Inc. Class A*                                        800             14,984
    Emmis Communications Corp. Class A*                                 700             15,526
    Entercom Communications Corp.*                                      200              9,162
    Gray Television, Inc.*                                              900             11,448
    MDC Corporation, Inc.*                                            2,200             24,816
                                                                               ---------------
                                                                                        82,572
                                                                               ---------------
METALS & MINING (1.0%)
    GrafTech International, Ltd.*                                     1,300             13,507
                                                                               ---------------
MULTILINE RETAIL (1.0%)
    BJ's Wholesale Club, Inc.*                                          500             12,845
                                                                               ---------------
OIL & GAS (5.0%)
    Forest Oil Corp.*                                                   300              7,035
    Remington Oil & Gas Corp.*                                          500              8,925
    Spinnaker Exploration Co.*                                          400             10,236
    Stone Energy Corp.*                                                 700             25,298
    Tom Brown, Inc.*                                                    500             13,510
                                                                               ---------------
                                                                                        65,004
                                                                               ---------------
PHARMACEUTICALS (3.0%)
    K-V Pharmaceutical Co. Class A*                                     750             18,000
    Sepracor, Inc.*                                                     400             10,652
    SICOR, Inc.*                                                        400             10,720
                                                                               ---------------
                                                                                        39,372
                                                                               ---------------
REAL ESTATE (2.5%)
    Meristar Hospitality Corp.*                                       1,100              7,513
    Newcastle Investment Corp.                                        1,100             25,740
                                                                               ---------------
                                                                                        33,253
                                                                               ---------------
ROAD & RAIL (0.7%)
    Werner Enterprises, Inc.                                            500              9,020
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.8%)
    Actel Corp.*                                                        500             13,490
    Axcelis Technologies, Inc.*                                       1,400             14,812
    Brooks Automation, Inc.*                                            700             17,465
    Cymer, Inc.*                                                        300             13,698
    Entegris, Inc.*                                                     900             11,844
    Integrated Device Technology, Inc.*                               1,100             17,270
    Semtech Corp.*                                                      600             13,320
                                                                               ---------------
                                                                                       101,899
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                   SHARES           VALUE
                                                                  ---------         -----
COMMON STOCKS
SOFTWARE (6.3%)
    Actuate Corp.*                                                    2,800    $         9,968
    Hyperion Solutions Corp.*                                           500             16,745
    Informatica Corp.*                                                1,200             13,080
    Lawson Software, Inc.*                                            1,000              8,340
    Manugistics Group, Inc.*                                          1,400             10,164
    Radiant Systems, Inc.*                                            3,600             23,976
                                                                               ---------------
                                                                                        82,273
                                                                               ---------------
SPECIALTY RETAIL (2.0%)
    Linens 'n Things, Inc.*                                             500             14,760
    Too, Inc.*                                                          700             11,550
                                                                               ---------------
                                                                                        26,310
                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS (1.3%)
    MSC Industrial Direct Company, Inc. Class A                         700             16,555
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $933,563)                                                  1,176,936
                                                                               ---------------

                                                                      PAR
                                                                     (000)
                                                                     -----
SHORT-TERM INVESTMENT (8.9%)
    State Street Bank and Trust Co. Euro Time Deposit,
     0.750%, 11/03/03
    (Cost $117,000)                                            $       117             117,000
                                                                               ---------------

TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $1,050,563)                                 1,293,936

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                            17,574
                                                                               ---------------

NET ASSETS (100.0%)                                                             $    1,311,510
                                                                               ===============

----------
 *  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

                                                                  CAPITAL          EMERGING         SMALL CAP         STRATEGIC
                                                               APPRECIATION         GROWTH           GROWTH           SMALL CAP
                                                                   FUND              FUND             FUND              FUND
                                                              --------------    --------------    --------------    --------------
ASSETS
    Investments at value (Cost $499,989,605,
      $352,403,281, $63,714,056, and
      $1,050,563, respectively) (Note 1)                      $  541,469,337    $  440,085,548    $   78,290,875    $    1,293,936
    Cash                                                                 562               410               727               610
    Receivable for investments sold                                5,611,352         8,346,430         1,553,682            46,363
    Receivable for fund shares sold                                  385,953         1,417,625           389,373                --
    Dividend and interest receivable                                 120,020            48,265             1,460                89
    Prepaid expenses                                                  45,854            34,941            23,801            16,635
                                                              --------------    --------------    --------------    --------------
      Total Assets                                               547,633,078       449,933,219        80,259,918         1,357,633
                                                              --------------    --------------    --------------    --------------
LIABILITIES
    Advisory fee payable (Note 2)                                    316,393           333,229            34,609             5,087
    Administrative services fee payable (Note 2)                      97,942            80,497            13,615               737
    Shareholder servicing/Distribution fee payable (Note 2)           11,339            20,436            15,426               706
    Payable for investments purchased                             12,609,008           474,257         1,928,077            17,888
    Payable for fund shares redeemed                                 430,476         1,198,723            57,764                --
    Trustees'/Directors' fee payable                                   5,986             5,986             5,986             5,986
    Other accrued expenses payable                                   194,342           162,071            48,524            15,719
                                                              --------------    --------------    --------------    --------------
      Total Liabilities                                           13,665,486         2,275,199         2,104,001            46,123
                                                              --------------    --------------    --------------    --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                          36,237            16,810             4,308               110
    Paid-in capital (Note 6)                                     897,144,834       662,955,480        83,089,572         1,099,104
    Accumulated net investment loss                                       --                --                --           (69,826)
    Accumulated net realized gain/loss on investments           (404,693,211)     (302,996,537)      (19,514,782)           38,749
    Net unrealized appreciation from investments                  41,479,732        87,682,267        14,576,819           243,373
                                                              --------------    --------------    --------------    --------------
      Net Assets                                              $  533,967,592    $  447,658,020    $   78,155,917    $    1,311,510
                                                              ==============    ==============    ==============    ==============
COMMON SHARES
    Net assets                                                $  514,667,858    $  407,261,814    $   77,236,117               N/A
    Shares outstanding                                            34,885,180        15,203,389         4,257,480               N/A
                                                              --------------    --------------    --------------    --------------
    Net asset value, offering price and redemption
      price per share                                         $        14.75    $        26.79    $        18.14               N/A
                                                              ==============    ==============    ==============    ==============
ADVISOR SHARES
    Net assets                                                $   17,380,266    $   40,321,582               N/A               N/A
    Shares outstanding                                             1,220,280         1,603,883               N/A               N/A
                                                              --------------    --------------    --------------    --------------
    Net asset value, offering price and
      redemption price per share                              $        14.24    $        25.14               N/A               N/A
                                                              ==============    ==============    ==============    ==============
A SHARES
    Net assets                                                $    1,151,563    $       74,624    $      919,800    $      593,279
    Shares outstanding                                                78,434             2,805            50,714            49,674
                                                              --------------    --------------    --------------    --------------
    Net asset value and redemption price per share            $        14.68    $        26.60    $        18.14    $        11.94
                                                              ==============    ==============    ==============    ==============
    Maximum offering price per share
      (net asset value/(1-5.75%))                             $        15.58    $        28.22    $        19.25    $        12.67
                                                              ==============    ==============    ==============    ==============
B SHARES
    Net assets                                                $      544,838               N/A               N/A    $      355,858
    Shares outstanding                                                37,648               N/A               N/A            30,000
                                                              --------------    --------------    --------------    --------------
    Net asset value and offering price per share              $        14.47               N/A               N/A    $        11.86
                                                              ==============    ==============    ==============    ==============
C SHARES
    Net assets                                                $      223,067               N/A               N/A    $      362,373
    Shares outstanding                                                15,417               N/A               N/A            30,550
                                                              --------------    --------------    --------------    --------------
    Net asset value and offering price per share              $        14.47               N/A               N/A    $        11.86
                                                              ==============    ==============    ==============    ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2003

                                                                  CAPITAL          EMERGING         SMALL CAP         STRATEGIC
                                                               APPRECIATION         GROWTH           GROWTH           SMALL CAP
                                                                   FUND              FUND             FUND              FUND
                                                              --------------    --------------    --------------    --------------
INVESTMENT INCOME (Note 1)
    Dividends                                                 $    3,873,898    $    1,167,961    $       51,929    $        2,713
    Interest                                                         148,008           177,323            30,416               363
    Foreign Taxes                                                       (990)               --                --                --
                                                              --------------    --------------    --------------    --------------
      Total investment income                                      4,020,916         1,345,284            82,345             3,076
                                                              --------------    --------------    --------------    --------------
EXPENSES
    Investment advisory fees (Note 2)                              3,683,895         3,518,018           495,712             9,756
    Administrative services fees (Note 2)                            839,843           625,090            85,423             7,529
    Shareholder servicing/Distribution fees (Note 2)                  83,524           188,439           123,928             6,977
    Transfer agent fees (Note 2)                                   1,198,954           961,947           169,359                --
    Audit fees                                                        60,775            42,304            20,468            20,607
    Printing fees (Note 2)                                            59,115            26,152            16,650            23,875
    Registration fees                                                 57,433            57,243            45,464            28,349
    Custodian fees                                                    48,069            35,462            20,036             3,604
    Legal fees                                                        35,131            34,296            35,843            53,372
    Insurance expense                                                 29,307            45,498             8,364             8,384
    Interest expense                                                  22,551            15,601             2,418                33
    Trustees'/Directors' fees                                         18,987            18,988            18,988            18,630
    Offering Costs                                                        --                --                --           144,497
    Miscellaneous expense                                             15,259            13,959             2,149                92
                                                              --------------    --------------    --------------    --------------
      Total expenses                                               6,152,843         5,582,997         1,044,802           325,705
    Less: fees waived and expenses reimbursed (Note 2)                    --                --          (350,805)         (306,919)
                                                              --------------    --------------    --------------    --------------
      Net expenses                                                 6,152,843         5,582,997           693,997            18,786
                                                              --------------    --------------    --------------    --------------
       Net investment loss                                        (2,131,927)       (4,237,713)         (611,652)          (15,710)
                                                              --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS
    Net realized gain (loss) from investments                    (33,954,159)       13,936,296        (1,191,044)           67,185
    Net change in unrealized appreciation
      (depreciation) from investments                            120,908,900       125,732,873        21,978,881           259,799
                                                              --------------    --------------    --------------    --------------
    Net realized and unrealized gain from investments             86,954,741       139,669,169        20,787,837           326,984
                                                              --------------    --------------    --------------    --------------
    Net increase in net assets resulting from
      operations                                              $   84,822,814    $  135,431,456    $   20,176,185    $      311,274
                                                              ==============    ==============    ==============    ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                CAPITAL APPRECIATION FUND
                                                          ------------------------------------
                                                                   FOR THE YEAR ENDED
                                                          ------------------------------------

                                                                2003                 2002
                                                          ----------------    ----------------
FROM OPERATIONS
  Net investment loss                                     $     (2,131,927)   $     (3,761,055)
  Net realized gain (loss) from investments                    (33,954,159)       (187,905,054)
  Net change in unrealized appreciation (depreciation)
   from investments                                            120,908,900          (1,820,396)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets resulting
     from operations                                            84,822,814        (193,486,505)
                                                          ----------------    ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                      --                  --
    Class B shares                                                      --                  --
    Class C shares                                                      --                  --
                                                          ----------------    ----------------
  Distributions from net realized gains
    Common Class shares                                                 --             (64,750)
    Advisor shares                                                      --              (1,962)
                                                          ----------------    ----------------
    Net decrease in net assets resulting from dividends
     and distributions                                                  --             (66,712)
                                                          ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                  86,270,380         283,614,582
  Reinvestment of dividends and distributions                           --              64,408
  Net asset value of shares redeemed                          (220,631,129)       (431,736,766)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets from capital
     share transactions                                       (134,360,749)       (148,057,776)
                                                          ----------------    ----------------
  Net increase (decrease) in net assets                        (49,537,935)       (341,610,993)

NET ASSETS
  Beginning of year                                            583,505,527         925,116,520
                                                          ----------------    ----------------
  End of year                                             $    533,967,592    $    583,505,527
                                                          ================    ================
  ACCUMULATED NET INVESTMENT LOSS                         $             --    $             --
                                                          ================    ================

----------
(1) For the period August 15, 2002 (inception date) through October 31, 2002.

                 See Accompanying Notes to Financial Statements.

                                                                   EMERGING GROWTH FUND
                                                          ------------------------------------
                                                                    FOR THE YEAR ENDED
                                                          ------------------------------------

                                                                2003                2002
                                                          ----------------    ----------------
FROM OPERATIONS
  Net investment loss                                     $     (4,237,713)   $     (7,526,403)
  Net realized gain (loss) from investments                     13,936,296         (10,588,870)
  Net change in unrealized appreciation (depreciation)
   from investments                                            125,732,873         (84,278,177)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets resulting
     from operations                                           135,431,456        (102,393,450)
                                                          ----------------    ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                      --                  --
    Class B shares                                                      --                  --
    Class C shares                                                      --                  --
                                                          ----------------    ----------------
  Distributions from net realized gains
    Common Class shares                                                 --             (98,422)
    Advisor shares                                                      --             (12,023)
                                                          ----------------    ----------------
    Net decrease in net assets resulting from dividends
     and distributions                                                  --            (110,445)
                                                          ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                 101,028,267         131,226,241
  Reinvestment of dividends and distributions                           --             109,170
  Net asset value of shares redeemed                          (189,580,871)       (607,725,162)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets from capital
     share transactions                                        (88,552,604)       (476,389,751)
                                                          ----------------    ----------------
  Net increase (decrease) in net assets                         46,878,852        (578,893,646)

NET ASSETS
  Beginning of year                                            400,779,168         979,672,814
                                                          ----------------    ----------------
  End of year                                             $    447,658,020    $    400,779,168
                                                          ================    ================
  ACCUMULATED NET INVESTMENT LOSS                         $             --    $             --
                                                          ================    ================

                                                                  SMALL CAP GROWTH FUND
                                                          ------------------------------------
                                                                   FOR THE YEAR ENDED
                                                          ------------------------------------

                                                                2003                2002
                                                          ----------------    ----------------
FROM OPERATIONS
  Net investment loss                                     $       (611,652)   $       (498,823)
  Net realized gain (loss) from investments                     (1,191,044)         (5,878,573)
  Net change in unrealized appreciation (depreciation)
   from investments                                             21,978,881          (2,296,548)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets resulting
     from operations                                            20,176,185          (8,673,944)
                                                          ----------------    ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                      --                  --
    Class B shares                                                      --                  --
    Class C shares                                                      --                  --
                                                          ----------------    ----------------
  Distributions from net realized gains
    Common Class shares                                                 --                  --
    Advisor shares                                                      --                  --
                                                          ----------------    ----------------
    Net decrease in net assets resulting from dividends
     and distributions                                                  --                  --
                                                          ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                  41,262,405          75,293,387
  Reinvestment of dividends and distributions                           --                  --
  Net asset value of shares redeemed                           (26,522,563)        (59,824,402)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets from capital
     share transactions                                         14,739,842          15,468,985
                                                          ----------------    ----------------
  Net increase (decrease) in net assets                         34,916,027           6,795,041

NET ASSETS
  Beginning of year                                             43,239,890          36,444,849
                                                          ----------------    ----------------
  End of year                                             $     78,155,917    $     43,239,890
                                                          ================    ================
  ACCUMULATED NET INVESTMENT LOSS                         $             --    $             --
                                                          ================    ================

                                                                 STRATEGIC SMALL CAP FUND
                                                          ------------------------------------
                                                            FOR THE YEAR        FOR THE PERIOD
                                                                ENDED               ENDED
                                                             OCTOBER 31,         OCTOBER 31,
                                                                2003               2002(1)
                                                          ----------------    ----------------
FROM OPERATIONS
  Net investment loss                                     $        (15,710)   $         (2,816)
  Net realized gain (loss) from investments                         67,185             (28,436)
  Net change in unrealized appreciation (depreciation)
   from investments                                                259,799             (16,426)
                                                          ----------------    ----------------
    Net increase (decrease) in net assets resulting
     from operations                                               311,274             (47,678)
                                                          ----------------    ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                 (21,738)                 --
    Class B shares                                                 (15,631)                 --
    Class C shares                                                 (15,631)                 --
                                                          ----------------    ----------------
  Distributions from net realized gains
    Common Class shares                                                 --                  --
    Advisor shares                                                      --                  --
                                                          ----------------    ----------------
    Net decrease in net assets resulting from dividends
     and distributions                                             (53,000)                 --
                                                          ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                     128,640           1,000,279
  Reinvestment of dividends and distributions                           --                  --
  Net asset value of shares redeemed                               (28,005)                 --
                                                          ----------------    ----------------
    Net increase (decrease) in net assets from capital
     share transactions                                            100,635           1,000,279
                                                          ----------------    ----------------
  Net increase (decrease) in net assets                            358,909             952,601

NET ASSETS
  Beginning of year                                                952,601                  --
                                                          ----------------    ----------------
  End of year                                             $      1,311,510    $        952,601
                                                          ================    ================
  ACCUMULATED NET INVESTMENT LOSS                         $        (69,826)   $         (1,355)
                                                          ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                 -----------------------------------------------------
                                                      2003                2002                2001
                                                 -------------       -------------       -------------
PER SHARE DATA
  Net asset value, beginning of year             $       12.53       $       16.23       $       30.57
                                                 -------------       -------------       -------------
INVESTMENT OPERATIONS
  Net investment loss                                    (0.05)(1)           (0.07)(1)           (0.02)
  Net gain (loss) on investments
    (both realized and unrealized)                        2.27               (3.63)             (10.04)
                                                 -------------       -------------       -------------
      Total from investment operations                    2.22               (3.70)             (10.06)
                                                 -------------       -------------       -------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --                  --                  --
  Distributions from net realized gains                     --                0.00(2)            (4.28)
                                                 -------------       -------------       -------------
      Total dividends and distributions                     --                  --               (4.28)
                                                 -------------       -------------       -------------
NET ASSET VALUE, END OF YEAR                     $       14.75       $       12.53       $       16.23
                                                 =============       =============       =============
      Total return(3)                                    17.72%             (22.79)%            (37.59)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)         $     514,668       $     566,064       $     899,234
    Ratio of expenses to average net assets(4)            1.15%               1.11%               0.99%
    Ratio of net investment loss to average
      net assets                                         (0.39)%             (0.45)%             (0.09)%
  Portfolio turnover rate                                   97%                 50%                100%

                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                 ---------------------------------
                                                      2000                1999
                                                 -------------       -------------
PER SHARE DATA
  Net asset value, beginning of year             $       25.82       $       19.52
                                                 -------------       -------------
INVESTMENT OPERATIONS
  Net investment loss                                    (0.05)              (0.05)
  Net gain (loss) on investments
    (both realized and unrealized)                        7.72                7.27
                                                 -------------       -------------
      Total from investment operations                    7.67                7.22
                                                 -------------       -------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --               (0.01)
  Distributions from net realized gains                  (2.92)              (0.91)
                                                 -------------       -------------
      Total dividends and distributions                  (2.92)              (0.92)
                                                 -------------       -------------
NET ASSET VALUE, END OF YEAR                     $       30.57       $       25.82
                                                 =============       =============
      Total return(3)                                    31.50%              38.28%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)         $   1,618,147       $   1,005,670
    Ratio of expenses to average net assets(4)            0.98%               1.01%
    Ratio of net investment loss to average
      net assets                                         (0.19)%             (0.23)%
  Portfolio turnover rate                                  140%                144%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02%, and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .96% and 1.00% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                     ------------------------------------------------------------------------
                                                        2003            2002            2001           2000           1999
                                                     ----------      ----------      ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $    12.16      $    15.82      $    29.88     $    25.28     $    19.21
                                                     ----------      ----------      ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.11)(1)       (0.14)(1)       (0.12)         (0.21)         (0.20)
  Net gain (loss) on investments
    (both realized and unrealized)                         2.19           (3.52)          (9.81)          7.58           7.18
                                                     ----------      ----------      ----------     ----------     ----------
      Total from investment operations                     2.08           (3.66)          (9.93)          7.37           6.98
                                                     ----------      ----------      ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --            0.00(2)        (4.13)         (2.77)         (0.91)
                                                     ----------      ----------      ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    14.24      $    12.16      $    15.82     $    29.88     $    25.28
                                                     ==========      ==========      ==========     ==========     ==========

    Total return(3)                                       17.11%         (23.13)%        (37.91)%        30.83%         37.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $   17,380      $   16,693      $   25,882     $   34,058     $   29,299
    Ratio of expenses to average net assets(4)             1.65%           1.61%           1.49%          1.48%          1.51%
    Ratio of net investment loss to average
      net assets                                          (0.90)%         (0.96)%         (0.62)%        (0.69)%        (0.73)%
  Portfolio turnover rate                                    97%             50%            100%           140%           144%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.46% and 1.50% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE               FOR THE
                                                                            YEAR ENDED           PERIOD ENDED
                                                                         OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                         ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $          12.50     $          17.75
                                                                         ----------------     ----------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                                            (0.09)               (0.09)
  Net gain (loss) on investments (both realized and unrealized)                      2.27                (5.16)
                                                                         ----------------     ----------------
      Total from investment operations                                               2.18                (5.25)
                                                                         ----------------     ----------------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                                --                 0.00(3)
                                                                         ----------------     ----------------
NET ASSET VALUE, END OF PERIOD                                           $          14.68     $          12.50
                                                                         ================     ================

      Total return(4)                                                               17.44%              (29.57)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $          1,152     $            450
    Ratio of expenses to average net assets(5)                                       1.40%                1.40%(6)
    Ratio of net investment loss to average net assets                              (0.69)%             (0.77)%(6)
  Portfolio turnover rate                                                              97%                  50%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $       12.41        $       17.75
                                                                         -------------        -------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                         (0.19)               (0.18)
  Net gain (loss) on investments (both realized and unrealized)                   2.25                (5.16)
                                                                         -------------        -------------
      Total from investment operations                                            2.06                (5.34)
                                                                         -------------        -------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                             --                 0.00(3)
                                                                         -------------        -------------

NET ASSET VALUE, END OF PERIOD                                           $       14.47        $       12.41
                                                                         =============        =============

      Total return(4)                                                            16.60%              (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $         545        $         206
    Ratio of expenses to average net assets(5)                                    2.15%                2.15%(6)
    Ratio of net investment loss to average net assets                           (1.44)%              (1.51)%(6)
  Portfolio turnover rate                                                           97%                  50%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $       12.41        $       17.75
                                                                         -------------        -------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                         (0.19)               (0.18)
  Net gain (loss) on investments (both realized and unrealized)                   2.25                (5.16)
                                                                         -------------        -------------

      Total from investment operations                                            2.06                (5.34)
                                                                         -------------        -------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                             --                 0.00(3)
                                                                         -------------        -------------
NET ASSET VALUE, END OF PERIOD                                           $       14.47        $       12.41
                                                                         =============        =============

      Total return(4)                                                            16.60%              (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $         223        $          93
    Ratio of expenses to average net assets(5)                                    2.15%                2.14%(6)
    Ratio of net investment loss to average net assets                           (1.44)%              (1.49)%(6)
  Portfolio turnover rate                                                           97%                  50%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------------
                                                      2003           2002           2001            2000            1999
                                                   ----------     ----------     ----------    ------------     ------------
PER SHARE DATA
  Net asset value, beginning of year               $    18.98     $    23.60     $    50.24    $      43.73     $      33.69
                                                   ----------     ----------     ----------    ------------     ------------

INVESTMENT OPERATIONS
  Net investment loss                                   (0.22)(1)      (0.23)(1)      (0.26)          (0.33)           (0.33)
  Net gain (loss) on investments
    (both realized and unrealized)                       8.03          (4.39)        (17.89)          13.07            10.37
                                                   ----------     ----------     ----------    ------------     ------------

      Total from investment operations                   7.81          (4.62)        (18.15)          12.74            10.04
                                                   ----------     ----------     ----------    ------------     ------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    --           0.00(2)       (8.49)          (6.23)              --
                                                   ----------     ----------     ----------    ------------     ------------

NET ASSET VALUE, END OF YEAR                       $    26.79     $    18.98     $    23.60    $      50.24     $      43.73
                                                   ==========     ==========     ==========    ============     ============

      Total return(3)                                   41.15%        (19.57)%       (42.61)%         30.60%           29.80%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of year (000s omitted)           $  407,262     $  357,872     $  877,983    $  2,114,737     $  1,592,595
    Ratio of expenses to average net assets(4)           1.38%          1.35%          1.28%           1.19%            1.23%
    Ratio of net investment loss to average
      net assets                                        (1.04)%        (0.98)%        (0.73)%         (0.65)%          (0.75)%
  Portfolio turnover rate                                  68%            67%           177%            191%             154%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class Shares' operating expense ratio after reflecting these arrangements were 1.17% and 1.22% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------------
                                                      2003           2002           2001            2000            1999
                                                   ----------     ----------     ----------    ------------     ------------
PER SHARE DATA
  Net asset value, beginning of year               $    17.90     $     22.3     $    48.02    $      41.99     $      32.51
                                                   ----------     ----------     ----------    ------------     ------------

INVESTMENT OPERATIONS
  Net investment loss                                   (0.31)(1)      (0.33)(1)      (0.46)          (0.61)           (0.65)
  Net gain (loss) on investments
    (both realized and unrealized)                       7.55          (4.15)        (16.96)          12.61            10.13
                                                   ----------     ----------     ----------    ------------     ------------
      Total from investment operations                   7.24          (4.48)        (17.42)          12.00             9.48
                                                   ----------     ----------     ----------    ------------     ------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    --           0.00(2)       (8.22)          (5.97)              --
                                                   ----------     ----------     ----------    ------------     ------------
NET ASSET VALUE, END OF YEAR                       $    25.14     $    17.90     $    22.38    $      48.02     $      41.99
                                                   ==========     ==========     ==========    ============     ============
      Total return(3)                                   40.45%        (20.01)%       (42.88)%         29.96%           29.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)           $   40,322     $   42,906     $  101,690    $    277,802     $   228,2442
    Ratio of expenses to average net assets(4)           1.88%          1.85%          1.78            1.69             1.72%(4)
    Ratio of net investment loss to average
      net assets                                        (1.53)%        (1.49)%        (1.23)%         (1.15)%          (1.25)%
  Portfolio turnover rate                                  68%            67%           177%            191%             154%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class Shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Advisor Class Shares' operating expense ratios after reflecting these arrangements were 1.67% and 1.71% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $     18.90          $       25.92
                                                                         -----------          -------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                       (0.33)                 (0.28)
  Net gain (loss) on investments (both realized and unrealized)                 8.03                  (6.74)
                                                                         -----------          -------------

      Total from investment operations                                          7.70                  (7.02)
                                                                         -----------          -------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                           --                   0.00(3)
                                                                         -----------          -------------

NET ASSET VALUE, END OF PERIOD                                           $     26.60          $       18.90
                                                                         ===========          =============

      Total return(4)                                                          40.74%                (27.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $        75          $           1
    Ratio of expenses to average net assets(5)                                  1.63%                  1.71%(6)
    Ratio of net investment loss to average net assets                         (1.36)%                (1.35)%(6)
  Portfolio turnover rate                                                         68%                    67%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------------
                                                      2003           2002           2001            2000            1999
                                                   ----------     ----------     ----------    ------------     ------------
PER SHARE DATA
  Net asset value, beginning of year               $    12.58     $    15.38     $    23.11    $      16.60     $      10.11
                                                   ----------     ----------     ----------    ------------     ------------
INVESTMENT OPERATIONS
  Net investment loss                                   (0.18)(1)      (0.18)(1)      (0.18)          (0.13)           (0.13)
  Net gain (loss) on investments
    (both realized and unrealized)                       5.74          (2.62)         (7.55)           7.28             6.62
                                                   ----------     ----------     ----------    ------------     ------------

      Total from investment operations                   5.56          (2.80)         (7.73)           7.15             6.49
                                                   ----------     ----------     ----------    ------------     ------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    --             --             --           (0.64)              --
                                                   ----------     ----------     ----------    ------------     ------------

NET ASSET VALUE, END OF YEAR                       $    18.14     $    12.58     $    15.38    $      23.11     $      16.60
                                                   ==========     ==========     ==========    ============     ============

    Total return(2)                                     44.20%        (18.21)%       (33.45)%         43.65%           64.19%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of year (000s omitted)           $   77,236     $   42,918     $   36,445    $     47,900     $      9,020
    Ratio of expenses to average net assets(3)           1.40%          1.40%          1.40%           1.42%            1.41%
    Ratio of net investment loss to average
      net assets                                        (1.23)%        (1.18)%        (1.04)%         (0.80)%          (1.06)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                             0.71%          0.98%          0.54%           0.56%            2.13%
  Portfolio turnover rate                                  69%            72%            74%             94%             192%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .02%, and .01% for the years ended October 31, 2000, and 1999, respectively. The Common Shares' operating expense ratio after reflecting these arrangements was 1.40% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $     12.57          $       16.88
                                                                         -----------          -------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                                       (0.18)                 (0.15)
  Net gain (loss) on investments (both realized and unrealized)                 5.75                  (4.16)
                                                                         -----------          -------------

      Total from investment operations                                          5.57                  (4.31)
                                                                         -----------          -------------

NET ASSET VALUE, END OF PERIOD                                           $     18.14          $       12.57
                                                                         ===========          =============

      Total return(3)                                                          44.31%                (25.53)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $       920          $         322
    Ratio of expenses to average net assets(4)                                  1.40%                  1.40%(5)
    Ratio of net investment loss to average net assets                         (1.24)%                (1.14)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                              0.71%                  1.13%(5)
  Portfolio turnover rate                                                         69%                    72%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $      9.54          $       10.00
                                                                         -----------          -------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                       (0.11)                 (0.02)
  Net gain (loss) on investments (both realized and unrealized)                 3.05                  (0.44)
                                                                         -----------          -------------

      Total from investment operations                                          2.94                  (0.46)
                                                                         -----------          -------------

LESS DIVIDENDS
  Dividends from net investment income                                         (0.54)                    --
                                                                         -----------          -------------

NET ASSET VALUE, END OF PERIOD                                           $     11.94          $        9.54
                                                                         ===========          =============

      Total return(3)                                                          32.59%                 (4.60)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $       593          $         381
    Ratio of expenses to average net assets(4)                                  1.40%                  1.40%(5)
    Ratio of net investment loss to average net assets                         (1.10)%                (0.90)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                             29.89%                 39.96%(5)
  Portfolio turnover rate                                                         71%                    33%

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $      9.52          $       10.00
                                                                         -----------          -------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                       (0.18)                 (0.03)
  Net gain (loss) on investments (both realized and unrealized)                 3.04                  (0.45)
                                                                         -----------          -------------
      Total from investment operations                                          2.86                  (0.48)
                                                                         -----------          -------------

LESS DIVIDENDS
  Dividends from net investment income                                         (0.52)                    --
                                                                         -----------          -------------

NET ASSET VALUE, END OF PERIOD                                           $     11.86          $        9.52
                                                                         ===========          =============

      Total return(3)                                                          31.54%                 (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $       356          $         286
    Ratio of expenses to average net assets(4)                                  2.15%                  2.15%(5)
    Ratio of net investment loss to average net assets                         (1.85)%                (1.65)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                             29.89%                 39.96%(5)
  Portfolio turnover rate                                                         71%                    33%

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE              FOR THE
                                                                          YEAR ENDED           PERIOD ENDED
                                                                       OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                                       ----------------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $      9.52          $       10.00
                                                                         -----------          -------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                       (0.18)                 (0.03)
  Net gain (loss) on investments (both realized and unrealized)                 3.04                  (0.45)
                                                                         -----------          -------------

      Total from investment operations                                          2.86                  (0.48)
                                                                         -----------          -------------

LESS DIVIDENDS
  Dividends from net investment income                                         (0.52)                    --
                                                                         -----------          -------------

NET ASSET VALUE, END OF PERIOD                                           $     11.86          $        9.52
                                                                         ===========          =============

      Total return(3)                                                          31.54%                 (4.80)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                               $       362          $         286
    Ratio of expenses to average net assets(4)                                  2.15%                  2.15%(5)
    Ratio of net investment loss to average net assets                         (1.85)%                (1.65)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                             29.89%                 39.96%(5)
  Portfolio turnover rate                                                         71%                    33%

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Emerging Growth Fund ("Emerging Growth"), Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), and Credit Suisse Strategic Small Cap Fund ("Strategic Small Cap"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Capital Appreciation and Small Cap Growth are diversified as define in the 1940 Act. Emerging Growth and Strategic Small Cap are non-diversified. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Emerging Growth, Small Cap Growth and Strategic Small Cap were incorporated under the laws of the State of Maryland on November 12, 1987, October 31, 1996, and June 26, 2001, respectively.

     Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Emerging Growth seeks maximum capital appreciation, Small Cap Growth seeks growth of capital and Strategic Small Cap seeks capital appreciation.

     Capital Appreciation offers five classes of shares, Common Class, Advisor Class, Class A, Class B, and Class C shares. Emerging Growth offers three classes of shares, Common Class, Advisor Class, and Class A shares. Small Cap Growth offers two classes of shares, Common Class and Class A shares. Strategic Small Cap offers three classes of shares, Class A, Class B and Class C shares. Effective December 12, 2001, Capital Appreciation, Emerging Growth and Small Cap Growth closed the Common Class shares to new investors. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

     A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are deter October 31, 2003mined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan at October 31, 2003.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge each Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, each Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with each Fund shall be reduced to such lower fee amount. There were no securities on loan, and no Fund received income from securities lending for the year ended October 31, 2003.

     I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     Other risks of investing in foreign securities include liquidity and valuation risks. The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

     Each of Capital Appreciation and Emerging Growth may invest up to 10% of its total assets in non-publicly traded securities. Each of Small Cap Growth and Strategic Small Cap may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

     Strategic Small Cap capitalized certain costs which were included in the offering of its shares. These costs amounted to $183,800 and were amortized over a twelve month period from inception date, and are fully amortized at October 31, 2003.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser to each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

           FUND                                                ANNUAL RATE
           ----                                                -----------
           Capital Appreciation                     0.70% of average daily net assets
           Emerging Growth                          0.90% of average daily net assets
           Small Cap Growth                         1.00% of average daily net assets
           Strategic Small Cap                      0.95% of average daily net assets

     For the year ended October 31, 2003, investment advisory fees earned, voluntarily waived, and expenses reimbursed for the Funds were as follows:

                                     GROSS                           NET
                                   ADVISORY                       ADVISORY        EXPENSE
        FUND                          FEE           WAIVER           FEE       REIMBURSEMENT
        ----                       --------         ------        --------     -------------
        Capital Appreciation    $   3,683,895   $         --   $   3,683,895   $          --
        Emerging Growth             3,518,018             --       3,518,018              --
        Small Cap Growth              495,712       (350,805)        144,907              --
        Strategic Small Cap             9,756         (9,756)             --        (297,163)

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as each Fund's co-administrators.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

     For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Capital Appreciation                        $  526,271
           Emerging Growth                                390,891
           Small Cap Growth                                49,571
           Strategic Small Cap                              1,027

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                          ANNUAL RATE
           ------------------------                          -----------
           First $5 billion                        0.050% of average daily net assets
           Next $5 billion                         0.035% of average daily net assets
           Over $10 billion                        0.020% of average daily net assets

     For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Capital Appreciation                       $   313,572
           Emerging Growth                                234,199
           Small Cap Growth                                35,852
           Strategic Small Cap                              6,502

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation and Emerging Growth, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of Capital Appreciation and Strategic Small Cap, the fee is calculated at an annual rate of 1.00% of average daily net assets. For the year ended October 31, 2003, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                    SHAREHOLDER SERVICING/
           FUND                                        DISTRIBUTION FEE
           ----                                     ----------------------
           Capital Appreciation
            Advisor                                      $    77,875
            Class A                                            1,747
            Class B                                            2,854
            Class C                                            1,048
                                                         -----------
                                                         $    83,524
                                                         ===========

           Emerging Growth
            Advisor                                      $   188,397
            Class A                                               42
                                                         -----------
                                                         $   188,439
                                                         ===========

           Small Cap Growth
            Common                                       $   122,793
            Class A                                            1,135
                                                         -----------
                                                         $   123,928
                                                         ===========

           Strategic Small Cap
            Class A                                      $     1,098
            Class B                                            2,921
            Class C                                            2,958
                                                         -----------
                                                         $     6,977
                                                         ===========

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2003, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Capital Appreciation                        $  870,748
           Emerging Growth                                739,821
           Small Cap Growth                               113,631
           Strategic Small Cap                                 --

     For the year ended October 31, 2003, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

           FUND                                            AMOUNT
           ----                                            ------
           Capital Appreciation                        $    5,822
           Emerging Growth                                     94
           Small Cap Growth                                 5,906
           Strategic Small Cap                              1,573

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid for its services by the Funds as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Capital Appreciation                        $   15,524
           Emerging Growth                                 16,122
           Small Cap Growth                                16,228
           Strategic Small Cap                             27,992

NOTE 3. LINE OF CREDIT

     The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003 the Funds had no loans outstanding under the Credit Facility.

     During the year ended October 31, 2003, the following Funds had borrowings under the Credit Facility:

                                                          WEIGHTED
                                                           AVERAGE          MAXIMUM
                                    AVERAGE DAILY         INTEREST         DAILY LOAN
           FUND                     LOAN BALANCE            RATE%         OUTSTANDING
           ----                     -------------         ---------      -------------
           Capital Appreciation    $    10,061,000         1.772%        $  10,840,000
           Emerging Growth               5,362,000         1.750%            5,765,000
           Small Cap Growth              2,565,200         1.760%            2,713,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                       PURCHASES                 SALES
           ----                       ---------                 -----
           Capital Appreciation    $   498,310,745        $   644,094,777
           Emerging Growth             257,101,970            339,723,441
           Small Cap Growth             46,903,848             32,920,059
           Strategic Small Cap             757,756                632,358

NOTE 5. RESTRICTED SECURITIES

     Certain investments of the Funds are restricted as to resale and are valued at fair value as determined in good faith by or under the direction of the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of October 31, 2003, value per share of such security and percentage of net assets that the securities represent.

                                                                                                                 PERCENTAGE
                       SECURITY          NUMBER OF      ACQUISITION                     FAIR      VALUE PER     OF NET ASSET
FUND                  DESCRIPTION         SHARES           DATE            COST         VALUE       SHARE          VALUE
----                ---------------    ------------    ------------    ------------    -------    ---------    ---------------
Emerging Growth     Celletra Ltd          1,102,524      4/05/2000     $  7,000,000    $    --     $   --          0.00%
                    Opal Concepts           792,603      8/31/1995        1,999,999         --         --          0.00%
Small Cap Growth    Planetweb, Inc.          27,600      9/08/2000          149,913      1,932       0.07          0.00%

NOTE 6. CAPITAL SHARE TRANSACTIONS

     Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Emerging Growth and Small Cap Growth have four billion full and fractional shares of capital stock authorized. Strategic Small Cap has three billion full and fractional shares of capital stock authorized. Emerging Growth has one billion and Small Cap

Growth has two billion shares classified as Common Class shares. Emerging Growth has two billion and Small Cap Growth has one billion shares classified as Advisor Class shares. Emerging Growth, Small Cap Growth and Strategic Small Cap have one billion shares classified as Class A shares. Strategic Small Cap has one billion shares classified as Class B shares and Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

                                                                   CAPITAL APPRECIATION
                                         --------------------------------------------------------------------------
                                                                       COMMON CLASS
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                        OCTOBER 31, 2002
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                   6,096,105    $     80,336,248          17,137,894    $    273,794,775
Shares issued in reinvestment
  of distributions                                   --                  --               3,458              62,484
Shares redeemed                             (16,395,532)       (213,752,796)        (27,374,743)       (419,401,989)
                                         --------------    ----------------     ---------------    ----------------
Net decrease                                (10,299,427)   $   (133,416,548)        (10,233,391)   $   (145,544,730)
                                         ==============    ================     ===============    ================

                                                                   CAPITAL APPRECIATION
                                         --------------------------------------------------------------------------
                                                                       ADVISOR CLASS
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                        OCTOBER 31, 2002
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                     363,509    $      4,570,624             619,470    $      8,855,133
Shares issued in reinvestment
  of distributions                                   --                  --                 109               1,924
Shares redeemed                                (516,459)         (6,499,704)           (882,304)        (12,218,492)
                                         --------------    ----------------     ---------------    ----------------
Net decrease                                   (152,950)   $     (1,929,080)           (262,725)   $     (3,361,435)
                                         ==============    ================     ===============    ================

                                                                   CAPITAL APPRECIATION
                                         --------------------------------------------------------------------------
                                                                          CLASS A
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(1)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                      59,616    $        810,749              41,079    $        563,424
Shares redeemed                                 (17,150)           (229,812)             (5,111)            (59,757)
                                         --------------    ----------------     ---------------    ----------------
Net increase                                     42,466    $        580,937              35,968    $        503,667
                                         ==============    ================     ===============    ================

                                                                   CAPITAL APPRECIATION
                                         --------------------------------------------------------------------------
                                                                          CLASS B
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(1)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                      31,099    $        411,329              19,968    $        279,354
Shares redeemed                                 (10,030)           (121,559)             (3,389)            (42,956)
                                         --------------    ----------------     ---------------    ----------------
Net increase                                     21,069    $        289,770              16,579    $        236,398
                                         ==============    ================     ===============    ================

                                                                   CAPITAL APPRECIATION
                                         --------------------------------------------------------------------------
                                                                          CLASS C
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(1)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                      10,123    $        141,430               8,584    $        121,896
Shares redeemed                                  (2,182)            (27,258)             (1,108)            (13,572)
                                         --------------    ----------------     ---------------    ----------------
Net increase                                      7,941    $        114,172               7,476    $        108,324
                                         ==============    ================     ===============    ================

                                                                      EMERGING GROWTH
                                         --------------------------------------------------------------------------
                                                                        COMMON CLASS
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                        OCTOBER 31, 2002
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                   3,872,754    $     85,663,702           5,219,691    $    124,703,050
Shares issued in reinvestment
  of distributions                                   --                  --               3,599              97,148
Shares redeemed                              (7,524,829)       (159,014,240)        (23,572,373)       (551,953,242)
                                         --------------    ----------------     ---------------    ----------------
Net decrease                                 (3,652,075)   $    (73,350,538)        (18,349,083)   $   (427,153,044)
                                         ==============    ================     ===============    ================

                                                                      EMERGING GROWTH
                                         --------------------------------------------------------------------------
                                                                       ADVISOR CLASS
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                        OCTOBER 31, 2002
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                     713,469    $     15,298,835             290,550    $      6,522,051
Shares issued in reinvestment
  of distributions                                   --                  --                 470              12,022
Shares redeemed                              (1,506,326)        (30,566,605)         (2,438,342)        (55,771,920)
                                         --------------    ----------------     ---------------    ----------------
Net decrease                                   (792,857)   $    (15,267,770)         (2,147,322)   $    (49,237,847)
                                         ==============    ================     ===============    ================

                                                                      EMERGING GROWTH
                                         --------------------------------------------------------------------------
                                                                          CLASS A
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(1)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                       2,762    $         65,730                  44    $          1,140
Shares redeemed                                      (1)                (26)                 --                  --
                                         --------------    ----------------     ---------------    ----------------
Net increase                                      2,761    $         65,704                  44    $          1,140
                                         ==============    ================     ===============    ================

                                                                      SMALL CAP GROWTH
                                         --------------------------------------------------------------------------
                                                                        COMMON CLASS
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                        OCTOBER 31, 2002
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                   2,756,033    $     40,668,973           4,756,064    $     74,660,322
Shares redeemed                              (1,910,389)        (26,349,264)         (3,714,321)        (59,611,761)
                                         --------------    ----------------     ---------------    ----------------
Net increase                                    845,644    $     14,319,709           1,041,743    $     15,048,561
                                         ==============    ================     ===============    ================

                                                                      SMALL CAP GROWTH
                                         --------------------------------------------------------------------------
                                                                          CLASS A
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(1)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                      36,233    $        593,432              42,063    $        633,065
Shares redeemed                                 (11,111)           (173,299)            (16,471)           (212,641)
                                         --------------    ----------------     ---------------    ----------------
Net increase                                     25,122    $        420,133              25,592    $        420,424
                                         ==============    ================     ===============    ================

                                                                    STRATEGIC SMALL CAP
                                         --------------------------------------------------------------------------
                                                                          CLASS A
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(2)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                      12,591    $        124,050              40,000    $        400,000
Shares redeemed                                  (2,917)            (28,005)                 --                  --
                                         --------------    ----------------     ---------------    ----------------
Net increase                                      9,674    $         96,045              40,000    $        400,000
                                         ==============    ================     ===============    ================

                                                                    STRATEGIC SMALL CAP
                                         --------------------------------------------------------------------------
                                                                          CLASS B
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(2)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                          --    $             --              30,000    $        300,000
                                         --------------    ----------------     ---------------    ----------------
Net increase                                         --    $             --              30,000    $        300,000
                                         ==============    ================     ===============    ================

                                                                    STRATEGIC SMALL CAP
                                         --------------------------------------------------------------------------
                                                                          CLASS C
                                         --------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED
                                         --------------------------------------------------------------------------
                                                  OCTOBER 31, 2003                       OCTOBER 31, 2002(2)
                                         ----------------------------------     -----------------------------------
                                             SHARES              VALUE               SHARES              VALUE
                                         --------------    ----------------     ---------------    ----------------
Shares sold                                         550    $          4,590              30,000    $        300,279
                                         --------------    ----------------     ---------------    ----------------
Net increase                                        550    $          4,590              30,000    $        300,279
                                         ==============    ================     ===============    ================

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.
(2)  For the period August 15, 2002 (inception date) through October 31, 2002.

     On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

                                           NUMBER OF        APPROXIMATE PERCENTAGE
           FUND                           SHAREHOLDERS       OF OUTSTANDING SHARES
           ----                           ------------      ----------------------
           Capital Appreciation
            Common                             3                      37%
            Advisor                            2                      66%
            Class A                            5                      54%
            Class B                            6                      78%
            Class C                            4                      88%
           Emerging Growth
            Common                             4                      56%
            Advisor                            1                      92%
            Class A                            3                      97%
           Small Cap Growth
            Common                             4                      78%
            Class A                            5                      39%
           Strategic Small Cap
            Class A                            2                      85%
            Class C                            1                      98%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

NOTE 7. FEDERAL INCOME TAXES

     The tax character of dividends and distributions paid during the years ended October 31, 2003 and 2002 by the Funds were as follows:

                                            ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                                       -------------------------------------------------------
   FUND                                   2003           2002           2003          2002
   ----                                ----------    ------------    ----------    -----------
   Capital Appreciation                $       --    $     66,712    $       --    $        --
   Emerging Growth                             --         110,445            --             --
   Small Cap Growth                            --              --            --             --
   Strategic Small Cap                     53,000              --            --             --

     At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                            CAPITAL          EMERGING         SMALL CAP        STRATEGIC
                                          APPRECIATION        GROWTH           GROWTH          SMALL CAP
                                         --------------   --------------    -------------    -------------
   Undistributed ordinary income         $           --   $           --    $          --    $     102,872
   Accumulated realized gain (loss)        (402,273,375)    (301,768,602)     (18,232,078)           8,967
   Unrealized appreciation                   39,059,896       86,454,332       13,294,115          239,533
   Undistributed ordinary loss - other               --               --               --         (139,076)
                                         --------------   --------------    -------------    -------------
                                           (363,213,479)    (215,314,270)      (4,937,963)         212,296
                                         ==============   ==============    =============    =============

     At October 31, 2003, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                                                                EXPIRES OCTOBER 31,
                                         -----------------------------------------------------------------
   FUND                                       2008             2009             2010             2011
   ----                                  -------------    --------------    -------------    -------------
   Capital Appreciation                  $          --    $  177,790,442    $ 186,923,215    $  37,559,718
   Emerging Growth                                  --       277,098,677       24,669,925               --
   Small Cap Growth                          1,468,533        10,615,419        5,907,087          241,039
   Strategic Small Cap                              --                --               --               --

     As of October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                              GROSS             GROSS
                                                            UNREALIZED        UNREALIZED     NET UNREALIZED
   FUND                                 IDENTIFIED COST    APPRECIATION     (DEPRECIATION)    APPRECIATION
   ----                                 ---------------   --------------    --------------   --------------
   Capital Appreciation                 $   502,409,441   $   72,799,462    $  (33,739,566)  $   39,059,896
   Emerging Growth                          353,631,216      107,103,828       (20,649,496)      86,454,332
   Small Cap Growth                          64,996,760       14,770,486        (1,476,371)      13,294,115
   Strategic Small Cap                        1,054,403          271,697           (32,164)         239,533

     At October 31, 2003, accumulated undistributed net investment income and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. Net assets were not affected by these reclassifications:

                                                      PAID-IN       UNDISTRIBUTED NET
   FUND                                               CAPITAL       INVESTMENT INCOME
   ----                                            -------------    -----------------
   Capital Appreciation                            $  (2,131,927)    $   2,131,927
   Emerging Growth                                    (4,237,713)        4,237,713
   Small Cap Growth                                     (611,652)          611,652
   Strategic Small Cap                                      (239)              239
   Rider B

NOTE 8. CONTINGENCIES

     In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors/Trustees and Shareholders of Credit Suisse Capital Appreciation Fund;
Credit Suisse Emerging Growth Fund, Inc.;
Credit Suisse Small Cap Growth Fund, Inc.;
Credit Suisse Strategic Small Cap Fund, Inc.:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Capital Appreciation Fund, Credit Suisse Emerging Growth Fund, Inc., Credit Suisse Small Cap Growth Fund, Inc. and Credit Suisse Strategic Small Cap Fund, Inc. (collectively referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                          NUMBER OF
                                          TERM                                            PORTFOLIOS IN
                                          OF OFFICE(1)                                    FUND
                                          AND                                             COMPLEX        OTHER
                            POSITION(S)   LENGTH             PRINCIPAL                    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH     OF TIME            OCCUPATION(S) DURING         DIRECTOR/      HELD BY
DATE OF BIRTH               FUND          SERVED             PAST FIVE YEARS              TRUSTEE        DIRECTOR/TRUSTEE
-----------------           -----------   -------------      --------------------------   -------------  ----------------
INDEPENDENT DIRECTORS/TRUSTEES

Richard H. Francis          Director/     Since              Currently retired            44             None
c/o Credit Suisse Asset     Trustee,      1999
Management, LLC             Nominating    (Capital
466 Lexington Avenue        and Audit     Appreciation,
New York, New York          Committee     Emerging
10017-3140                  Member        Growth and
                                          Small Cap
Date of Birth: 04/23/32                   Growth);
                                          since
                                          Fund
                                          Inception
                                          (Strategic
                                          Small Cap)

Jeffrey E. Garten           Director/     Since 1998(2)      Dean of Yale School of       43             Director of
Box 208200                  Trustee,      (Capital           Management and William S.                   Aetna, Inc.
New Haven, Connecticut      Nominating    Appreciation,      Beinecke Professor in the                   (insurance
06520-8200                  and Audit     Emerging           Practice of International                   company);
                            Committee     Growth and         Trade and Finance (11/95                    Director of
Date of Birth: 10/29/46     Member        Small Cap          - present)                                  Calpine
                                          Growth);                                                       Corporation
                                          since                                                          (energy
                                          Fund                                                           provider);
                                          Inception                                                      Director of
                                          (Strategic                                                     CarMax Group
                                          Small Cap)                                                     (used car
                                                                                                         dealers)

----------
(1) Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director/Trustee of Capital Appreciation, Emerging Growth and Small Cap Growth on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                                                          NUMBER OF
                                          TERM                                            PORTFOLIOS IN
                                          OF OFFICE(1)                                    FUND
                                          AND                                             COMPLEX        OTHER
                            POSITION(S)   LENGTH             PRINCIPAL                    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH     OF TIME            OCCUPATION(S) DURING         DIRECTOR/      HELD BY
DATE OF BIRTH               FUND          SERVED             PAST FIVE YEARS              TRUSTEE        DIRECTOR/TRUSTEE
-----------------           -----------   -------------      --------------------------   -------------  ----------------
INDEPENDENT DIRECTORS/TRUSTEES

Peter F. Krogh              Director/     Since 2001         Dean Emeritus and            43             Director of
301 ICC                     Trustee,      (Capital           Distinguished Professor                     Carlisle
Georgetown University       Nominating    Appreciation,      of International Affairs                    Companies
Washington, DC 20057        and Audit     Emerging           at the Edmund A. Walsh                      Incorporated
                            Committee     Growth and         School of Foreign                           (diversified
Date of Birth: 02/11/37     Member        Small Cap          Service, Georgetown                         manufacturing
                                          Growth);           University (6/95 -                          company);
                                          since Fund         present); Moderator of                      Member of
                                          Inception          PBS foreign affairs                         Selection
                                          (Strategic         television series (1988 -                   Committee for
                                          Small Cap)         2000)                                       Truman
                                                                                                         Scholars and
                                                                                                         Henry Luce
                                                                                                         Scholars; Senior
                                                                                                         Associate of
                                                                                                         Center for
                                                                                                         Strategic and
                                                                                                         International
                                                                                                         Studies; Trustee
                                                                                                         of numerous
                                                                                                         world affairs
                                                                                                         organizations

James S. Pasman, Jr.        Director/     Since 1999         Currently retired            45             Director of
c/o Credit Suisse Asset     Trustee,      (Capital                                                       Education
Management, LLC             Nominating    Appreciation,                                                  Management
466 Lexington Avenue        and Audit     Emerging                                                       Corp.
New York, New York          Committee     Growth and
10017-3140                  Member        Small Cap
                                          Growth);
Date of Birth: 12/20/30                   since Fund
                                          Inception
                                          (Strategic
                                          Small Cap)


                                                                                          NUMBER OF
                                          TERM                                            PORTFOLIOS IN
                                          OF OFFICE(1)                                    FUND
                                          AND                                             COMPLEX        OTHER
                            POSITION(S)   LENGTH             PRINCIPAL                    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH     OF TIME            OCCUPATION(S) DURING         DIRECTOR/      HELD BY
DATE OF BIRTH               FUND          SERVED             PAST FIVE YEARS              TRUSTEE        DIRECTOR/TRUSTEE
-----------------           -----------   -------------      --------------------------   -------------  ----------------
INDEPENDENT DIRECTORS/TRUSTEES

Steven N. Rappaport         Director/     Since 1999         Partner of Lehigh Court,     45             None
Lehigh Court, LLC           Trustee,      (Capital           LLC and RZ Capital
40 East 52nd Street         Nominating    Appreciation,      (private investment
New York, New York          Committee     Emerging           firms) (7/02 - present);
10022                       Member and    Growth and         Consultant to SunGard
                            Audit         Small Cap          Securities Finance, Inc.
Date of Birth: 07/10/48     Committee     Growth);           from February 2002 to
                            Chairman      since Fund         July 2002; President of
                                          Inception          SunGard Securities
                                          (Strategic         Finance, Inc. from 2001
                                          Small Cap)         to February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from
                                                             1997 to 2001

INDEPENDENT DIRECTORS/TRUSTEES

Joseph D. Gallagher(3)      Director/     Since 2003         Managing Director and        46             None
Credit Suisse Asset         Trustee,      (all Funds)        Chief Executive Officer
Management, LLC             Chairman of                      of CSAM since 2003;
466 Lexington Avenue        the Board and                    Global Chief Financial
New York, New York          Chief                            Officer, Credit Suisse
10017-3140                  Executive                        Asset Management since
                            Officer                          1999; Chief Executive
Date of Birth: 12/14/62                                      Officer and Director
                                                             of Credit Suisse Asset
                                                             Management Limited,
                                                             London, England, from
                                                             June 2000 to 2003;
                                                             Director of Credit
                                                             Suisse Asset
                                                             Management Funds (UK)
                                                             Limited, London,
                                                             England, from June
                                                             2000 to 2003; Managing
                                                             Director, Head --
                                                             Asian Corporate
                                                             Finance and M&A,
                                                             Credit Suisse First
                                                             Boston, Hong Kong,
                                                             China, from January
                                                             1998 to May 1999

----------
(3) Mr. Gallagher is a Director/Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                                                          NUMBER OF
                                          TERM                                            PORTFOLIOS IN
                                          OF OFFICE(1)                                    FUND
                                          AND                                             COMPLEX        OTHER
                            POSITION(S)   LENGTH             PRINCIPAL                    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH     OF TIME            OCCUPATION(S) DURING         DIRECTOR/      HELD BY
DATE OF BIRTH               FUND          SERVED             PAST FIVE YEARS              TRUSTEE        DIRECTOR/TRUSTEE
-----------------           -----------   -------------      --------------------------   -------------  ----------------
INDEPENDENT DIRECTORS/TRUSTEES

William W. Priest, Jr.(4)   Director/     Since 1999         Co-Managing Partner,         50             Director of
Steinberg Priest & Sloane   Trustee       (Capital           Steinberg Priest &                          Globe Wireless,
Capital Management, LLC                   Appreciation,      Sloane Capital                              LLC (a maritime
12 East 49th Street                       Emerging           Management, LLC since                       communications
12th Floor                                Growth and         March 2001; Chairman                        company);
New York, New York 10017                  Small Cap          and Managing                                Director of
                                          Growth);           Director of CSAM                            InfraRed X (a
Date of Birth: 09/24/41                   since Fund         from 2000 to                                medical device
                                          Inception          February 2001, Chief                        company)
                                          (Strategic         Executive Officer and
                                          Small Cap)         Managing Director of
                                                             CSAM from
                                                             1990 to 2000;

------------
(4) Mr. Priest is a Director/Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02)

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                            POSITION(S)              LENGTH
NAME, ADDRESS AND           HELD WITH                OF TIME
DATE OF BIRTH               FUND                     SERVED                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------       -------------            ----------------      ----------------------------------------------
OFFICERS

Hal Liebes                  Vice                     Since 1999            Managing Director and Global General Counsel of
Credit Suisse Asset         President and            (Capital              CSAM; Associated with CSAM since 1997; Officer of
Management, LLC             Secretary                Appreciation,         other Credit Suisse Funds
466 Lexington Avenue                                 Emerging
New York, New York                                   Growth and
10017-3140                                           Small Cap
                                                     Growth);
Date of Birth: 07/06/64                              since Fund
                                                     Inception
                                                     (Strategic
                                                     Small Cap)

Michael A. Pignataro        Chief                    Since 1999            Director and Director of Fund Administration of
Credit Suisse Asset         Financial                (Capital              CSAM; Associated with CSAM since 1984; Officer of
Management, LLC             Officer and              Appreciation,         other Credit Suisse Funds
466 Lexington Avenue        Treasurer                Emerging
New York, New York                                   Growth and
10017-3140                                           Small Cap
                                                     Growth);
Date of Birth: 11/15/59                              since Fund
                                                     Inception
                                                     (Strategic
                                                     Small Cap)

Gregory N. Bressler         Assistant                Since 2000            Director and Deputy General Counsel of CSAM;
Credit Suisse Asset         Secretary                (Capital              Associated with CSAM since January 2000;
Management, LLC                                      Appreciation,         Associated with the law firm of Swidler Berlin
466 Lexington Avenue                                 Emerging              Shereff Friedman LLP from 1996 to 2000; Officer of
New York, New York                                   Growth and            other Credit Suisse Funds
10017-3140                                           Small Cap
                                                     Growth);
Date of Birth: 11/17/66                              since Fund
                                                     Inception
                                                     (Strategic
                                                     Small Cap)

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                            POSITION(S)              LENGTH
NAME, ADDRESS AND           HELD WITH                OF TIME
DATE OF BIRTH               FUND                     SERVED                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------       -------------            ----------------      ----------------------------------------------
OFFICERS

Rocco A. Del Guercio        Assistant                Since 1999            Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer                (Capital              since June 1996; Officer of other Credit Suisse
Management, LLC                                      Appreciation,         Funds
466 Lexington Avenue                                 Emerging
New York, New York                                   Growth and
10017-3140                                           Small Cap
                                                     Growth);
Date of Birth: 04/28/63                              since Fund
                                                     Inception
                                                     (Strategic
                                                     Small Cap)

Joseph Parascondola         Assistant                Since 2000            Assistant Vice President of CSAM; Associated with
Credit Suisse Asset         Treasurer                (Capital              CSAM since April 2000; Assistant Vice President,
Management, LLC                                      Appreciation,         Deutsche Asset Management from January 1999 to
466 Lexington Avenue                                 Emerging              April 2000; Assistant Vice President, Weiss, Peck &
New York, New York                                   Growth and            Greer LLC from November 1995 to December 1998;
10017-3140                                           Small Cap             Officer of other Credit Suisse Funds
                                                     Growth);
Date of Birth: 06/05/63                              since Fund
                                                     Inception
                                                     (Strategic
                                                     Small Cap)

Robert M. Rizza             Assistant                Since 2002            Assistant Vice President of CSAM; Associated with
Credit Suisse Asset         Treasurer                (all Funds)           CSAM since 1998; Officer of other Credit Suisse
Management, LLC                                                            Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Funds' investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:

           FUND                               PERCENTAGE
           ----                               ----------
           Capital Appreciation                  0.00%
           Emerging Growth                       0.00%
           Small Cap Growth                      0.00%
           Strategic Small Cap                   1.57%

     For the fiscal year ended October 31, 2003 certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-8974 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGTH-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  January 5, 2004


               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  January 5, 2004


               /s/ Michael A. Pignataro
               -----------------------
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  January 5, 2004